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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 12/31/10
*Funds included are: Invesco Municipal Fund, Invesco Van Kampen California Insured Tax Free Fund, Invesco Van Kampen Insured Tax Free Income Fund, Invesco Van Kampen Intermediate Term Municipal Income Fund, Invesco Van Kampen Municipal Income Fund and Invesco Van Kampen New York Tax Free Income Fund.

Item 1. Schedule of Investments.

Invesco Municipal Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	MS-MUNI-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—100.69%

Alaska—1.16%
Alaska (State of) Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (a)	5.00%	08/01/15	$2,680	$2,945,106

Arizona—0.59%
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)	6.00%	05/01/14	1,400	1,494,094

California—9.06%
Indio (City of) Redevelopment Agency (Indio Merged Redevelopment); Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	1,470	1,376,640
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,422,752
Palomar Pomerado Health (Election of 2004);
Series 2007 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/16	1,880	1,534,437
Series 2007 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/17	4,970	3,711,199
Series 2007 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/19	4,320	2,744,453
Riverside (County of) (Public Safety Communication and Refunding); Series 2007 A, COP (INS-AMBAC) (a)	5.00%	11/01/14	3,500	3,792,880
Twin Rivers Unified School District; Series 2009, Unlimited Tax GO BAN (c)	0.00%	04/01/14	2,950	2,665,502
William S. Hart Union High School District (Election of 2001); Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	09/01/21	7,065	3,860,457

				23,108,320

Colorado—2.71%
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,025,560
Regional Transportation District (Transit Vehicles); Series 2002 A, Amended & Restated COP (INS-AMBAC) (a)	5.00%	12/01/12	5,540	5,886,084

				6,911,644

District of Columbia—3.20%
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/16	2,325	2,641,665
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/19	5,000	5,511,300

				8,152,965

Florida—13.47%
Florida (State of) Mid-Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/22	4,225	4,276,672
Florida (State of) Municipal Loan Council;
Series 2007 A, RB (INS-NATL) (a)	5.00%	10/01/12	1,040	1,107,038
Series 2007 A, RB (INS-NATL) (a)	5.00%	10/01/13	1,630	1,768,697
Florida (State of) State Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	2,500	2,682,325
Miami-Dade (County of);
Series 2007, Ref. Gtd. Entitlement RB (INS-NATL) (a)	5.00%	08/01/12	4,655	4,897,432
Series 2007, Ref. Gtd. Entitlement RB (INS-NATL) (a)	5.00%	08/01/13	1,810	1,936,990
Osceola (County of);
Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC) (a)	5.00%	10/01/12	1,930	2,040,859
Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC) (a)	5.00%	10/01/13	3,140	3,386,176
Palm Beach (County of) School District;
Series 2007 D, Ref. COP (INS-NATL) (a)	5.00%	08/01/12	3,545	3,751,071
Series 2007 D, Ref. COP (INS-NATL) (a)	5.00%	08/01/13	3,735	4,037,871
St. Lucie (County of); Series 2007, Transportation RB (INS-AMBAC) (a)	5.00%	08/01/13	1,000	1,088,510
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency;
Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/13	1,605	1,730,832
Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/14	1,500	1,635,795

				34,340,268

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—12.90%
Chicago (City of) Board of Education (Dedicated Revenues); Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/17	$1,010	$1,098,183
Chicago (City of) (City Colleges of Chicago Capital Improvement); Series 1999, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	01/01/19	4,000	2,700,800
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,200	2,243,340
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	3,965	4,006,038
Hawthorn Community Consolidated School District No. 73;
Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	12/01/19	3,585	2,443,823
Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	12/01/21	4,045	2,414,744
Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)(c)(d)	0.00%	12/01/21	330	215,727
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/23	900	958,050
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/24	1,175	1,236,441
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/26	380	393,456
Illinois (State of) Finance Authority (Northwestern Medical Faculty Foundation, Inc.); Series 1998, Ref. RB (INS-NATL) (a)	5.00%	11/15/12	1,000	1,002,260
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,083,139
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,000	989,370
Illinois (State of) Municipal Electric Agency;
Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/13	1,065	1,130,529
Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/15	1,000	1,086,890
Kendall, Kane & Will (Counties of) Community Unit School District No. 308;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	02/01/23	5,540	3,027,056
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	02/01/25	2,250	1,068,232
Madison & Jersey Community Unit School District No. 11; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	12/01/20	2,900	1,750,150
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)(c)	0.00%	12/15/23	4,250	2,050,115
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	1,000	982,660

				32,881,003

Indiana—11.64%
Eagle-Union Middle School Building Corp.;
Series 2001, Ref. First Mortgage RB (INS-AMBAC) (a)	4.90%	07/05/16	1,000	1,008,260
Series 2001, Ref. First Mortgage RB (INS-AMBAC) (a)	5.00%	07/05/17	1,500	1,512,375
Fort Wayne (City of) Hospital Authority (Parkview Health System, Inc.); Series 1998, RB (INS-NATL) (a)	4.70%	11/15/11	520	521,300
Indiana (State of) Port Commission (Cargill Inc.); Series 2004, Ref. RB	4.10%	05/01/12	3,450	3,539,907
Indiana (State of) Transportation Finance Authority; Series 1993 A, Highway RB (INS-AMBAC) (a)(c)	0.00%	12/01/16	1,695	1,421,783
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,387,121
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,412,048
Michigan City (City of) Area-Wide School Building Corp.;
Series 2002, First Mortgage RB (INS-NATL) (a)(c)	0.00%	01/15/17	2,000	1,651,080
Series 2002, First Mortgage RB (INS-NATL) (a)(c)	0.00%	01/15/18	3,000	2,334,060
Series 2002, First Mortgage RB (INS-NATL) (a)(c)	0.00%	01/15/20	1,750	1,203,510
Noblesville High School Building Corp.;
Series 1993, First Mortgage RB (INS-AMBAC) (a)(c)	0.00%	02/15/19	1,850	1,295,500
Series 2007, Ref. First Mortgage RB (INS-AMBAC) (a)	5.00%	07/10/13	2,475	2,701,735
North Side High School Building Corp.; Series 2003, First Mortgage RB (INS-AGM) (a)	5.25%	07/15/13	2,910	3,226,171
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/16	1,395	1,574,955
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/19	3,200	3,497,536
Westfield High School 1995 Building Corp.; Series 2007, Ref. First Mortgage RB (INS-AGM) (a)	5.00%	01/10/13	1,285	1,382,583

				29,669,924

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—0.50%
Iowa (State of) Finance Authority (Drake University); Series 2007, Private University RB (INS-CIFG) (a)	5.00%	04/01/13	$1,210	$1,265,721

Kansas—1.13%
Harvey (County of) Unified School District No. 373; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/19	2,630	2,878,325

Kentucky—0.79%
Kentucky (State of) Asset/Liability Commission (Project Notes Federal Highway Trust Fund First Series); Series 2007, RB (INS-NATL) (a)	5.00%	09/01/14	1,800	2,008,944

Louisiana—2.31%
Louisiana (State of) Correctional Facilities Corp.; Series 2007, Lease RB (INS-AMBAC) (a)	5.00%	09/01/12	1,230	1,305,386
Louisiana (State of) Local Government Environmental Facilities (Community Development Authority Bossier City Public Improvement);
Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/13	1,320	1,433,771
Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/15	1,200	1,328,880
New Orleans (City of) Audubon Commission; Series 2003 A, Ref. Aquarium Limited Tax GO Bonds (INS-AGM) (a)	5.00%	10/01/13	1,695	1,819,837

				5,887,874

Massachusetts—0.65%
Massachusetts (State of) Health & Educational Facilities Authority (UMass Memorial); Series 1998 A, RB (INS-AMBAC) (a)	4.80%	07/01/12	1,665	1,668,363

Michigan—7.88%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,425	1,598,394
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,410	1,575,844
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	1,395	1,528,864
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/16	2,480	2,777,823
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,410	1,581,569
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,235	1,380,261
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water and Electric Utility System RB	5.00%	07/01/24	1,000	1,031,850
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/17	2,300	2,571,745
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	2,280	2,535,565
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	2,260	2,464,666
Warren Consolidated School District; Series 2003, Ref. Unlimited Tax GO Bonds	4.15%	05/01/14	1,000	1,046,230

				20,092,811

Missouri—1.12%
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment RB	6.00%	11/01/25	3,000	2,858,250

Nebraska—0.84%
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-AGM) (a)	5.00%	01/01/13	2,000	2,154,080

Nevada—2.89%
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2001, Solid Waste Disposal RB (b)(e)(f)	5.63%	06/01/18	1,100	1,144,616
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment RB	6.25%	06/15/16	1,475	1,629,344
Washoe (County of) (Reno-Sparks Convention & Visitors Authority); Series 1999 B, Convention Center Limited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	07/01/18	4,235	3,217,160
Washoe (County of) School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,380,089

				7,371,209

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—1.29%
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/16	$1,010	$1,112,182
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/17	2,000	2,188,740

				3,300,922

New Mexico—0.95%
New Mexico (State of) Finance Authority;
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/13	1,000	1,087,510
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/14	1,200	1,328,040

				2,415,550

New York—0.49%
Suffolk (County of) Industrial Development Agency (2000 New York Institute of Technology); Series 2000 A, Ref. Civil Facility RB	5.00%	03/01/26	1,300	1,248,481

Ohio—1.00%
Cleveland (City of) Income Tax (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/25	1,555	1,603,018
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/16	865	944,926

				2,547,944

Oregon—0.56%
Gilliam (County of) (Waste Management, Inc.); Series 2003 A, Solid Waste Disposal RB (b)(f)	4.88%	05/01/12	1,400	1,431,976

Pennsylvania—4.90%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,262,290
Cranberry (Township of); Series 2001 B, Unlimited Tax GO Bonds (INS-NATL) (a)	4.80%	12/01/18	1,310	1,352,824
Dover Area School District; Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	04/01/16	1,000	1,010,240
Girard School District;
Series 1992 B, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	10/01/18	700	517,811
Series 1992 B, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	10/01/19	250	173,183
Montour School District; Series 1993 B, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	01/01/13	300	287,097
Penn Hills Municipality;
Series 1995 B, Unlimited Tax GO Bonds (d)(g)	6.75%	06/01/12	1,615	1,528,000
Series 1995 B, Unlimited Tax GO Bonds (g)	6.80%	12/01/13	210	185,054
Pennsylvania (State of) Finance Authority (Aliquippa School District); Series 1994, RB (g)	6.85%	06/01/12	685	666,587
Philadelphia (City of) Authority for Industrial Development (City of Philadelphia — One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM) (a)	5.00%	02/15/15	2,150	2,405,570
Pittsburgh Water & Sewer Authority; Series 2007 A, Ref. First Lien Water & Sewer System RB (INS-AGM) (a)	5.00%	09/01/13	1,000	1,090,260

				12,478,916

Puerto Rico—0.78%
Puerto Rico Electric Power Authority; Series 2010 CCC, RB	5.00%	07/01/24	2,000	1,976,820

South Carolina—0.36%
Lexington (County of) Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	165	180,738
Richland (County of) (International Paper); Series 2003 A, Ref. Environmental Improvement RB (f)	6.10%	04/01/23	725	728,088

				908,826

Tennessee—0.60%
Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Area); Series 2007 C, Ref. RB (INS-NATL) (a)	5.00%	11/01/13	1,410	1,519,275

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—10.26%
Amarillo (City of); Series 2007, Combination Limited Tax Ctfs. of GO Bonds (INS-NATL) (a)	5.00%	05/15/13	$1,020	$1,113,361
Bexar (County of); Series 2007, Combination Flood Control Limited Tax Ctfs. of GO Bonds (INS-AGM) (a)	5.00%	06/15/14	1,330	1,486,514
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/23	1,240	1,298,007
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/23	1,670	1,613,554
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,478,143
Harris (County of) Health Facilities Development Corp. (TECO); Series 2008, Thermal Utilities RB (INS-AGC) (a)	5.25%	11/15/24	1,950	2,032,816
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(c)	0.00%	09/01/25	2,575	1,130,837
Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(c)	0.00%	09/01/26	8,260	3,372,641
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/16	1,000	1,135,960
Series 2007 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.00%	11/15/13	1,000	1,104,650
Houston Community College System Public Facility Corp. (Northline Mall Campus); Series 2007, Lease RB (INS-AMBAC) (a)	4.00%	04/15/12	1,465	1,527,175
Lubbock (City of); Series 2007 A, Waterworks System Surplus Ctfs. of Obligation Limited Tax (INS-AGM) (a)	5.00%	02/15/14	1,355	1,504,592
Sam Rayburn Municipal Power Agency; Series 2002 A, Ref. RB	6.00%	10/01/21	650	660,485
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, Retirement Facility TEMPS-75sm RB	7.25%	11/15/16	1,800	1,815,372
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier RB (INS-AMBAC) (a)(c)	0.00%	08/15/18	5,700	3,890,478

				26,164,585

Utah—1.64%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply RB (c)(d)	0.00%	07/01/17	1,750	1,421,157
University of Utah;
Series 2007, COP (INS-AMBAC) (a)	5.00%	12/01/12	1,545	1,666,113
Series 2007, COP (INS-AMBAC) (a)	5.00%	12/01/13	1,000	1,106,250

				4,193,520

Washington—4.35%
Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/13	1,500	1,662,105
Seattle (City of); Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,007,618
Washington (State of);
Series 2005 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (INS-AMBAC) (a)(c)	0.00%	06/01/14	3,025	2,838,811
Series 2005 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (INS-AMBAC) (a)(c)	0.00%	06/01/15	3,250	2,949,212
Series 2005 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (INS-AMBAC) (a)(c)	0.00%	06/01/16	1,885	1,640,704

				11,098,450

Wisconsin—0.67%
Badger Tobacco Asset Securitization Corp.; Series 2002, Asset-Backed RB (d)	6.13%	06/01/27	625	659,588
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin); Series 1998, RB (INS-AMBAC) (a)	5.63%	02/15/12	1,000	1,046,670
				1,706,258

TOTAL INVESTMENTS(h)—100.69% (Cost $247,432,577)				256,680,424

OTHER ASSETS LESS LIABILITIES—(0.69)%				(1,748,091)

NET ASSETS—100.00%				$254,932,333

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Fund

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	Ambac Assurance Corp.*

BAN	—	Bond Anticipation Notes

CIFG	—	CIFG Assurance North America, Inc.

COP	—	Certificates of Participation

Ctfs.	—	Certificates

FTA	—	Federal Transit Administration

GO	—	General Obligation

Gtd.	—	Guaranteed

INS	—	Insurer

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

RB	—	Revenue Bonds

Ref.	—	Refunding

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Capital appreciation bond.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at December 31, 2010 represented 0.45% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	27.01%
Assured Guaranty Municipal Corp.	25.50
American Municipal Bond Assurance Corp.*	21.62
Assured Guarantee Corp.	5.56

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Municipal Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$256,680,424	$—	$256,680,424
NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,422,794

Aggregate unrealized (depreciation) of investment securities	(1,781,695)

Net unrealized appreciation of investment securities	$9,641,099

Cost of investments for tax purposes is $247,039,325.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Municipal Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Intermediate Term Municipal Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Municipal Fund

Invesco Van Kampen California Insured Tax Free Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-CAITF-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 104.2%
	California 104.2%
$1,925	Alhambra, CA City Elem Sch Dist Cap Apprec, Ser A (AGM Insd)	*	09/01/20	$1,143,200
2,365	Apple Valley, CA Pub Fin Auth Lease Rev Town Hall Annex Proj, Ser A (AMBAC Insd)	5.000%	09/01/27	2,347,665
1,500	Arcadia, CA Uni Sch Dist Election 2006, Ser A (AGM Insd)	5.000	08/01/37	1,445,475
1,000	Bakersfield, CA Wastewater Rev, Ser A (AGM Insd)	5.000	09/15/32	979,820
1,430	Bay Area Govt Assn CA Lease Rev Cap Proj, Ser A (AMBAC Insd)	5.250	07/01/17	1,480,579
2,735	Bay Area Govt Assn CA Lease Rev West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/29	2,547,762
1,250	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	1,190,888
1,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.125	04/01/39	1,456,305
1,000	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	995,330
1,850	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500	08/01/18	1,911,771
515	Byron Bethany JT Pwrs Auth CA Lease Rev Admin Bldg Proj, Ser A (CIFG Insd)	4.625	10/01/32	471,019
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,100	California Ed Fac Auth Rev Claremont McKenna College (a)	5.000%	01/01/38	$2,095,359
2,040	California Ed Fac Auth Rev Univ Pacific (NATL Insd)	5.875	11/01/20	2,046,385
1,800	California Ed Fac Auth Rev Univ Southn CA, Ser A (a)	5.250	10/01/39	1,834,848
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750	09/01/39	498,560
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	513,040
1,700	California Hlth Fac Fin Auth Rev Childrens Hosp (AGM Insd)	5.250	07/01/38	1,579,946
1,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/38	1,097,320
500	California Hlth Fac Fin Auth Rev Scripps Hlth, Ser A	5.000	11/15/36	467,640
500	California Mun Fin Auth Rev Eisenhower Med Ctr, Ser A	5.500	07/01/30	464,445
500	California Mun Fin Auth Rev Eisenhower Med Ctr, Ser A	5.750	07/01/40	465,245
500	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250	02/01/37	417,040
1,050	California Spl Dist Assn Fin Corp Ctf Partn Spl Dist Fin Pgm, Ser DD (AGM Insd)	5.625	01/01/27	1,050,693
640	California St (FGIC Insd)	6.250	09/01/12	668,902
1,000	California St Univ Rev Systemwide, Ser A (AGL Insd)	5.250	11/01/38	1,003,270
500	California St Univ Rev Systemwide, Ser A (AGM Insd)	5.000	11/01/39	483,660
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$500	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750%	02/01/38	$547,285
500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	526,305
500	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	472,615
2,000	Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Rfdg, Ser A (NATL Insd)	7.000	08/01/12	2,185,120
100	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/26	100,827
125	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	125,177
1,160	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 1 & 2 Rfdg, Ser A (Syncora Gtd)	5.250	12/01/30	1,014,002
1,400	Contra Costa, CA Cmnty College Dist Election 2002 (NATL Insd)	5.000	08/01/29	1,385,734
2,500	Desert, CA Cmnty College Dist, Ser C (AGM Insd)	5.000	08/01/37	2,398,750
1,000	El Dorado, CA Irr Dist Ctf Partn, Ser A (AGL Insd)	5.750	08/01/39	1,018,050
1,000	El Monte, CA Un High Sch Dist Election Of 2008, Ser A (AGL Insd)	5.500	06/01/34	1,014,410
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,200	Fairfield, CA Cmnty Fac Dist Spl Tax No 3 North Cordelia Gen Impt	6.000%	09/01/32	$1,158,732
2,330	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (NATL Insd)	5.000	04/01/42	2,097,746
1,480	Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (NATL Insd)	5.000	09/01/21	1,444,302
590	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/17	668,558
630	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/18	712,184
675	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/19	757,728
720	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/20	797,148
2,425	Glendora, CA Pub Fin Auth Rev Tax Alloc Proj No 1, Ser A (NATL Insd)	5.000	09/01/24	2,310,516
695	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	534,309
1,000	Golden Vly Uni Sch Dist CA Election 2006, Ser A (AGM Insd)	5.000	08/01/41	943,960
2,230	Hanford, CA Jt Un High Sch Dist Election 1998, Ser C (NATL Insd)	5.700	08/01/28	2,338,690
2,275	Hawaiian Gardens, CA Redev Agy Proj No 1 Tax Alloc, Ser A (AMBAC Insd)	5.000	12/01/25	2,033,077
2,025	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	1,558,460
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$250	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625%	08/15/35	$226,840
2,000	Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Rfdg, Ser A (AMBAC Insd)	5.250	05/01/23	1,919,340
1,670	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/23	1,565,124
1,000	Kern Cnty, CA Ctfs Partn Cap Impt Proj, Ser A (AGL Insd)	5.750	08/01/35	1,012,830
1,000	La Canada, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.500	08/01/28	1,021,270
2,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	1,964,480
2,000	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	2,012,360
1,000	Lodi, CA Wastewater Sys Rev Ctf Partn, Ser A (AGM Insd)	5.000	10/01/37	937,610
2,000	Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1 (a)	5.000	08/01/33	1,951,020
1,975	Los Angeles, CA Ctf Partn Real Ppty Pgm, Ser T (NATL Insd)	5.000	02/01/19	1,998,226
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev, Ser C (NATL Insd)	5.000	07/01/26	1,013,920
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-1	5.000	07/01/37	989,140
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-2 (AMBAC Insd)	5.000	07/01/44	972,290
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,020	Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj Rfdg, Ser A (NATL Insd)	6.100%	07/01/25	$1,020,724
1,000	Los Angeles, CA Uni Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	959,920
1,000	Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)	4.750	03/01/23	950,550
1,000	Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier, Ser A (AMBAC Insd)	5.000	07/01/35	1,001,000
1,265	Los Angeles Cnty, CA Sch Regionalized Business Svcs Ctf Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/24	463,736
1,000	Lynwood, CA Uni Sch Dist 2002 Election, Ser A (AGM Insd)	5.000	08/01/27	959,670
1,520	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	1,518,936
1,105	Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)	5.000	12/01/20	1,127,940
2,000	Montclair, CA Redev Agy Tax Allocation Redev Proj No V Rfdg (NATL Insd)	5.000	10/01/20	2,005,900
1,000	Montebello Calif Uni Sch Dist Election Of 2004, Ser A-1 (AGL Insd)	5.250	08/01/34	995,270
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (b)	6.500%	03/01/28	$955,170
1,570	Mountain View, CA Shoreline Regl Pk Cmnty Tax Alloc, Ser A (NATL Insd)	5.250	08/01/16	1,587,851
1,000	Norco, CA Fin Auth Enterprise Rev Rfdg (AGM Insd)	5.625	10/01/34	1,009,530
1,300	Oceanside, CA Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.200	04/01/23	1,291,524
1,145	Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)	5.000	10/01/25	1,118,642
1,340	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Rfdg, Ser A (NATL Insd)	5.250	11/01/19	1,392,863
500	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	500,595
1,045	Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch Constr Proj (NATL Insd)	5.000	09/01/30	998,069
2,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	2,011,500
1,000	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	1,030,240
2,020	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/15	2,022,969
1,110	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/16	1,111,354
1,000	Pomona, CA Pub Fin Auth Rev Sub Merged Redev Proj	5.125	02/01/33	794,480
     See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,360	Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (NATL Insd)	6.000%	04/01/19	$1,508,390
1,055	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd)	5.375	06/15/20	1,063,978
2,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/26	756,160
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Hsg Set Aside, Ser A (NATL Insd)	5.000	09/01/34	867,020
3,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (NATL Insd)	5.375	09/01/25	2,943,120
1,000	Rancho Mirage, CA Jt Pwr Fin Auth Ctf Partn Eisenhower Med Rmkt, Ser B (NATL Insd)	4.875	07/01/22	967,930
1,400	Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev, Ser A (NATL Insd)	5.000	09/01/23	1,356,236
500	Riverside, CA Elec Rev Issue, Ser D (AGM Insd)	5.000	10/01/28	492,730
1,800	Riverside, CA Elec Rev Issue, Ser D (AGM Insd) (a)	5.000	10/01/38	1,693,224
1,000	Riverside, CA Wtr Rev, Ser B (AGM Insd)	5.000	10/01/33	993,870
6,375	Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj, Ser H (NATL Insd)	4.375	08/01/30	5,035,868
1,000	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000	07/01/32	957,450
1,015	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000	07/01/41	948,162
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Sacramento Cnty, CA San Dist Fin Auth Rev Sacramento Regl Cnty San (NATL Insd)	5.000%	12/01/29	$2,025,940
1,500	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250	08/01/33	1,529,520
2,535	San Diego, CA Pub Fac Fin Auth Rev Pooled Fin Southcrest, Ser B (Radian Insd)	5.250	10/01/27	2,221,243
1,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt, Ser E	6.000	05/01/39	1,063,190
3,110	San Jose Evergreen CA Cmnty College Dist Election 2004, Ser B (AGM Insd)	*	09/01/31	796,627
1,000	San Leandro, CA Ctf Partn Jt Proj Area Fin (NATL Insd)	5.100	12/01/26	1,008,490
2,450	Santa Monica, CA Cmnty College Dist Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.250	02/01/23	2,438,828
1,460	Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty Dev Proj Area No 1 Rfdg, Ser A (AGM Insd) (e)	5.000	11/01/36	1,328,980
500	Sierra View Loc Hlthcare Dist CA Rev	5.250	07/01/32	452,240
1,000	South Gate, CA Pub Fin Auth Tax Alloc Rev South Gate Redev Proj No 1 (Syncora Gtd)	5.750	09/01/22	1,020,000
2,365	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	5.375	12/01/22	1,989,911
1,250	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.100	12/01/37	1,000,475
2,150	Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (NATL Insd)	5.125	08/01/27	1,980,494
     See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375%	06/01/38	$722,830
2,500	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	1,540,850
2,500	Turlock, CA Pub Fin Auth Tax Alloc Rev (AGM Insd)	5.000	09/01/36	2,175,975
1,000	Twin Rivers, CA Uni Sch Dist Ctfs Partn Sch Fac Brdg Prog (AGM Insd) (c)	3.500	06/01/41	992,880
2,555	University CA Regt Med Ctr Pooled Rev, Ser A (BHAC Insd)	4.500	05/15/47	2,186,390
705	University CA Rev, Ser O (a)	5.750	05/15/23	799,893
1,050	University CA Rev, Ser O (a)	5.750	05/15/25	1,168,136
1,475	Val Verde, CA Uni Sch Dist Ctf Partn Ref, Ser A (AGL Insd)	5.125	03/01/36	1,384,715
1,000	Walnut, CA Enegry Ctr Auth Rev Rfdg, Ser A	5.000	01/01/35	920,080
1,170	Washington, CA Uni Sch Dist Yolo Cnty Ctf Partn New High Sch Proj (AMBAC Insd)	5.125	08/01/37	1,076,903
2,500	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	927,000
1,000	Westn Riverside Cnty, CA Wtr & Wastewater Fin Auth Wastern Muni Wtr Dist Impt (AGL Insd)	5.625	09/01/39	1,010,500
     See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/25	$1,222,740

Total Investments 104.2% (Cost $164,527,549)				157,781,703

Floating Rate Note and Dealer Trust Obligations Related to Securities Held (6.0%) (Cost ($9,080,000))
(9,080) Notes with interest rates ranging from 0.34% to 0.40% and contractual maturities of collateral ranging from 05/15/23 to 10/01/39 (See Note 1F in the Notes to Quarterly Schedule of Portfolio Holdings) (d)				(9,080,000)

Total Net Investments 98.2% (Cost $155,447,549)				148,701,703

Other Assets in Excess of Liabilities 1.8%				2,782,511

Net Assets 100.0%				$151,484,214

Percentages are calculated as a percentage of net assets.
Investment Abbreviations:

AGL	—	Assured Guaranty Ltd.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	Ambac Assurance Corp..

BHAC	—	Berkshire Hathaway Assurance Corp.

CIFG	—	CIFG Assurance Noth America, Inc.

FGIC	—	Financial Guaranty Insurance Co.

FHA	—	Federal Housing Administration

NATL	—	National Public Finance Guarantee Corp.

Radian	—	Radian Asset Assurance

Syncora Gtd	—	Syncora Guaranteed Limited
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Notes to Schedule of Investments

*	Zero coupon bond

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1(G) in the Notes to Quarterly Schedule of Portfolio Holdings.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2010.

(d)	Floating rate note obligations related to securities held. The interest rates show reflect the rates in effect at December 31, 2010. At December 31, 2010, the Fund investments with a value of $13,719,192 are held by the Special Purpose Trusts and serve as collateral for the $9,080,000 in floating rate note and dealer trust obligations outstanding at that date.

(e)	Security has been deemed illiquid.
See accompanying notes which are integral part of this schedule.
Invesco Van Kampen California Insured Tax Free Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds
Invesco Van Kampen California Insured Tax Free Fund

received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will
Invesco Van Kampen California Insured Tax Free Fund

generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
Invesco Van Kampen California Insured Tax Free Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
      The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$157,781,703	$—	$157,781,703
Invesco Van Kampen California Insured Tax Free Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended December 31, 2010 was $1,753,750 and $13,123,466, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,080,378

Aggregate unrealized (depreciation) of investment securities	(8,709,643)

Net unrealized appreciation (depreciation) of investment securities	$(6,629,265)

Cost of investments for tax purposes is $164,410,968.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco California Tax-Free Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen California Insured Tax Free Fund

Invesco Van Kampen Insured Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-ITFI-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments — December 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 105.3%
	Alabama 0.8%
$1,095	Birmingham, AL Wtrwks & Swr Brd Rev, Ser A (NATL Insd)	5.000%	01/01/21	$1,123,645
3,670	Houston Cnty, AL Hlthcare Auth, Ser A (AMBAC Insd)	5.250	10/01/30	3,207,654
2,300	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	2,361,249

				6,692,548

	Alaska 2.0%
6,525	Alaska St Intl Arpt Rev Rfdg, Ser B (NATL Insd)	5.000	10/01/24	6,671,617
9,570	Alaska St Intl Arpt Rev Rfdg, Ser D (NATL Insd)	5.000	10/01/24	9,785,038

				16,456,655

	Arizona 2.0%
5,000	Arizona Hlth Fac Auth Rev Banner Hlth, Ser D (BHAC Insd)	5.500	01/01/38	5,065,150
885	Arizona St Univ Ctf Partn Resh Infrastructure Proj (AMBAC Insd)	5.250	09/01/24	908,054
1,665	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist (AMBAC Insd)	5.250	01/01/32	1,553,678
4,500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Rfdg, Ser A (FGIC Insd)	4.800	08/01/40	3,797,235
3,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/25	3,168,960
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,000	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000%	01/01/28	$2,065,880

				16,558,957

	California 20.2%
3,780	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	3,122,582
2,205	Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)	5.000	10/01/30	1,663,606
3,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	3,078,240
1,630	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (NATL Insd)	5.350	08/15/28	1,622,535
10,935	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	5.050	02/01/29	10,220,726
3,500	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,436,860
4,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,913,080
9,585	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	7,905,612
4,250	California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150	12/01/27	3,892,405
2,980	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (AGM Insd)	5.000	10/01/29	2,882,941
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,095	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.000%	10/01/29	$1,059,336
3,920	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.250	10/01/24	3,993,030
4,615	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev, Ser D (AGM Insd)	5.000	10/01/26	4,592,248
7,430	Capistrano, CA Uni Sch Dist (NATL Insd)	5.000	09/01/25	6,844,219
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.250	09/01/28	1,720,620
425	Earlimart, CA Elem Sch Dist, Ser 1 (AMBAC Insd)	6.700	08/01/21	497,195
850	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	4.500	06/01/27	653,471
4,575	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	5.750	06/01/47	3,089,543
265	Golden West Sch Fin Auth CA Rev Rfdg, Ser A (NATL Insd)	5.750	08/01/19	305,177
7,000	Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj Area No 2 (Syncora Gtd)	5.250	09/01/36	5,995,150
3,360	Loma Linda, CA Redev Agy Tax Alloc, Ser A (Syncora Gtd)	5.250	07/01/30	3,083,438
2,610	Los Angeles, CA Univ Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	2,505,391
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier, Ser A (AMBAC Insd)	5.000%	07/01/35	$2,002,000
10,000	Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj (Syncora Gtd)	5.250	09/01/36	8,011,800
2,000	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	1,998,600
1,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	1,005,750
2,420	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	2,493,181
4,000	Port Oakland, CA Rfdg Inter Lien, Ser A (NATL Insd) (AMT)	5.000	11/01/29	3,484,680
10,000	Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4S Ranch (AMBAC Insd)	5.000	09/01/35	8,089,400
6,335	Riverside, CA Elec Rev Issue, Ser D (AGM Insd) (a)	5.000	10/01/38	5,959,208
7,500	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250	08/01/33	7,647,600
2,390	San Francisco, CA City & Cnty Arpts Commn Intl Arpt, Ser 23-A (AGM Insd) (AMT)	5.000	05/01/30	2,195,860
5,140	San Marcos, CA Pub Fac Auth Rev Tax Increment Pass-Thru Rfdg, Ser A (AMBAC Insd)	5.000	10/01/31	4,505,364
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,785	Santa Monica, CA Cmnty College Rfdg, Ser A (AMBAC Insd)	5.000%	02/01/27	$2,522,737
5,380	South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera Ranch, Ser A (AMBAC Insd)	5.000	08/15/27	4,810,796
2,000	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Rfdg, Ser A (AMBAC Insd)	5.000	10/01/35	1,659,700
9,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,547,060
2,000	Twin Rivers, CA Uni Sch Dist Ctfs Partn Sch Fac Brdg Prog (AGM Insd) (b)	3.500	06/01/41	1,985,760
3,510	University CA Regt, Ser A (BHAC Insd)	4.500	05/15/47	3,003,612
3,275	University CA Rev, Ser O (a)	5.750	05/15/23	3,715,815
4,815	University CA Rev, Ser O (a)	5.750	05/15/25	5,356,736
3,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,051,540
2,840	Washington, CA Uni Sch Dist Yolo Cnty Partn New High Sch Proj (AMBAC Insd)	5.000	08/01/30	2,632,055
12,865	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/27	4,017,997
3,570	Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/24	1,564,660

				163,339,316

	Colorado 2.7%
3,745	Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250	02/15/34	3,380,799
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley Sch Proj Rfdg (Syncora Gtd)	5.250%	09/15/32	$2,315,550
1,070	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj Rfdg (CIFG Insd)	5.000	06/01/37	984,025
1,600	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	1,573,392
3,375	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/20	3,643,279
3,530	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/21	3,775,688
2,000	Compark Business Campus Met Dist Co Rfdg & Impt, Ser A (Radian Insd)	5.600	12/01/34	1,508,840
5,680	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,511,681

				21,693,254

	District of Columbia 1.2%
6,430	District Columbia Income Tax Rev, Ser A (a)	5.000	12/01/23	6,947,615
2,570	District Columbia Income Tax Rev, Ser B (a)	5.000	12/01/24	2,744,580

				9,692,195

	Florida 9.1%
115	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	117,866
1,630	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	5.800	07/01/28	1,675,591
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	6.000%	07/01/39	$1,030,100
575	Florida Muni Ln Council Rev, Ser B (NATL Insd)	5.750	11/01/14	582,504
1,185	Florida St Brd Ed Cap Outlay Pub Ed, Ser C (c)(d)	5.000	06/01/11	1,219,590
750	Florida St Brd of Regt Hsg Rev (NATL Insd)	5.750	07/01/14	760,102
1,340	Gulf Breeze, FL Rev Loc Govt (FGIC Insd)	5.150	12/01/20	1,347,946
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	505,530
2,500	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT)	5.375	10/01/33	2,383,125
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd) (b)	5.000	12/01/34	828,616
1,000	Key West, FL Util Brd Elec Rev Cap Apprec, Ser D (c)	*	10/01/13	945,870
16,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	14,413,686
4,000	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	4,051,400
3,350	Miami-Dade Cnty, FL Expwy Auth Toll Sys Rev, Ser A (AGL Insd)	5.000	07/01/35	3,248,763
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd)	5.250%	05/01/26	$5,128,050
4,500	Miami-Dade Cnty, FL Wtr & Swr Rev Miami-Dade Cnty Wtr & Swr Sys (AGM Insd)	5.000	10/01/39	4,385,790
1,000	Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl Blvd Rfdg (AMBAC Insd)	5.125	04/01/20	992,150
2,200	Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford Proj	5.250	11/15/17	2,236,630
750	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (AGM Insd)	5.500	01/01/16	760,238
635	Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 & 4A (NATL Insd)	5.000	10/01/18	635,400
1,500	Port Saint Lucie, FL Util Rev Rfdg Sys (AGL Insd)	5.000	09/01/35	1,457,445
3,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,128,850
5,000	Saint Johns Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625	08/01/34	4,399,150
535	Saint Johns Cnty, FL Indl Dev Auth Professional Golf Proj Rfdg (NATL Insd)	5.250	09/01/12	551,055
1,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/21	1,026,380
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	440,400
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.750%	10/01/22	$488,280
1,725	Sunrise, FL Util Sys Rev (c)	5.200	10/01/22	1,938,296
2,275	Sunrise, FL Util Sys Rev (AMBAC Insd)	5.200	10/01/22	2,385,952
4,840	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Rfdg, Ser A (NATL Insd)	6.625	12/01/13	4,854,375
1,000	Village Ctr Cmnty Dev Dist FL, Ser A (NATL Insd)	5.200	11/01/25	899,340
3,735	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/19	3,736,233
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/22	990,390

				73,545,093

	Georgia 4.7%
1,370	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/21	1,387,207
1,000	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/22	1,005,190
4,390	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/25	4,433,988
9,355	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/36	8,790,893
9,845	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400	01/01/13	10,310,669
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$160	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400%	01/01/13	$160,000
9,445	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd)	6.500	01/01/17	10,907,369
145	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (c)(d)	6.500	01/01/14	167,788
610	Georgia Muni Elec Auth Pwr Rev, Ser Y (c)	6.400	01/01/13	644,514
410	Georgia Muni Elec Auth Pwr Rev, Ser Y (c)(d)	6.500	01/01/16	477,929

				38,285,547

	Hawaii 0.5%
4,120	Honolulu, HI City & Cnty, Ser A (a)	5.250	04/01/29	4,311,910

	Idaho 0.7%
915	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.625	07/01/28	931,287
1,290	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser B (AMT)	5.375	07/01/28	1,297,546
3,480	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser A (AMT)	5.700	07/01/28	3,540,378

				5,769,211

	Illinois 14.5%
3,755	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj (Radian Insd)	5.125	11/01/37	3,260,880
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,500	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/19	$969,585
1,020	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/25	425,371
2,845	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser B-1 (NATL Insd)	*	12/01/19	1,838,979
5,925	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000%	01/01/21	6,082,486
6,220	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/22	6,348,692
6,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/24	6,102,780
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/26	3,876,858
1,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A (AGL Insd)	5.000	01/01/29	987,150
9,170	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A-2 (AGM Insd) (AMT) (a)	5.750	01/01/20	9,578,524
5,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.000	01/01/34	4,757,300
2,840	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/21	2,905,547
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,120	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250%	01/01/23	$3,167,486
1,430	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/24	1,445,401
615	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	627,085
145	Chicago, IL Proj Rfdg, Ser A (AMBAC Insd)	5.625	01/01/39	139,664
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd)	5.500	01/01/38	50,500
4,200	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/24	4,220,748
4,400	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	4,434,584
345	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.100	12/01/16	449,749
290	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.200	12/01/14	358,217
2,605	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/17	1,954,245
2,995	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/18	2,088,803
4,210	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/19	2,745,088
4,050	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/20	2,467,908
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,000	Du Page Cnty, IL Cmnty High Sch (AGM Insd)	5.600%	01/01/22	$3,188,190
540	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/20	547,258
340	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/21	344,570
3,000	Huntley, IL Spl Svc Area No 10 Spl Tax Rfdg (AGL Insd)	5.100	03/01/29	2,911,620
2,000	Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (AGM Insd)	6.650	02/01/11	2,010,040
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.400	04/01/27	920,630
12,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	12,217,320
1,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	1,326,765
2,000	Illinois Med Dist (NATL Insd)	5.250	06/01/32	1,760,400
1,200	Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap Apprec, Ser B (NATL Insd)	*	12/01/14	1,085,616
2,875	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd) (c)	*	12/01/17	2,393,294
3,915	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd)	*	12/01/17	2,993,291
3,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/17	2,295,660
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$4,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/18	$2,842,520
1,330	McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec (NATL Insd)	*	01/01/16	1,138,147
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250%	06/15/42	5,561,700
3,050	Railsplitter Tobacco Settlement Auth IL	6.000	06/01/28	3,001,322

				117,821,973

	Indiana 0.2%
2,000	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis, Ser E (AGM Insd)	5.250	05/15/41	1,927,880

	Iowa 0.8%
1,500	Iowa Fin Auth Hlth Fac Rev, Ser A (AGL Insd)	5.250	08/15/29	1,527,495
4,650	Iowa St Spl Oblig IJobs Pgm, Ser A (a)(f)	5.000	06/01/27	4,773,504

				6,300,999

	Kansas 0.2%
2,000	Wyandotte Cnty, Kansas City, KA Univ Govt Util Sys Rev, Ser A (BHAC Insd)	5.000	09/01/29	1,962,980

	Kentucky 1.4%
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Ser A-1 (AGL Insd)	6.000	12/01/38	4,119,000
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$3,000	Kentucky St Ppty & Bldgs Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250%	02/01/28	$3,074,280
4,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	3,969,520

				11,162,800

	Louisiana 2.6%
1,330	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.375	12/01/12	1,330,811
5,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	5,583,365
7,500	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/24	7,784,325
2,500	Louisiana St Gas & Fuels Tax Rev, Ser A (AGL Insd)	5.000	05/01/28	2,535,450
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,100,200
2,580	Regional Trans Auth LA Sales Tax Rev (AGM Insd)	5.000	12/01/30	2,522,621

				20,856,772

	Massachusetts 0.8%
2,350	Massachusetts Muni Whsl Elec Co Nuclear Mix, Ser 1-A (NATL Insd)	5.250	07/01/13	2,441,133
175	Massachusetts Muni Whsl Elec Co Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	181,165
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$2,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375%	02/01/27	$1,981,860
1,745	Massachusetts St Hsg Fin Agy Hsg, Ser C (AMT)	5.100	12/01/27	1,713,887

				6,318,045

	Michigan 0.8%
5,750	Detroit, MI Swr Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	6,647,172

	Minnesota 0.9%
4,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser B (AGL Insd)	6.500	11/15/38	4,266,960
3,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	2,627,370

				6,894,330

	Mississippi 0.1%
1,000	Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr Treatment Fac Rfdg, Ser A (c)	8.500	02/01/13	1,111,070

	Missouri 0.3%
2,000	Bi-State Dev Agy MO IL Metro Dist Mass Tran Sales Tax Metrolink Cross Cnty Extn (AGL Insd)	5.000	10/01/39	1,949,240
220	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500	03/01/16	221,586
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$230	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500%	03/01/17	$231,658

				2,402,484

	Nebraska 2.7%
3,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	3,059,790
15,570	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	15,292,075
3,620	Saunders Cnty, NE (AGM Insd)	5.000	11/01/35	3,564,071

				21,915,936

	Nevada 1.8%
3,045	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/20	3,114,396
3,000	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/21	3,044,250
4,000	Clark Cnty, NV Passenger Fac Charge Rev Las Vegas McCarran Intl Arpt, Ser A (AGM Insd)	5.250	07/01/39	3,796,360
3,500	Nevada St Muni Bd Bk Proj, Ser F (AGM Insd)	5.000	12/01/23	3,604,860
935	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	868,054

				14,427,920

	New Hampshire 0.5%
4,500	Manchester NH Gen Arpt Rev Rfdg Gen, Ser A (AGM Insd)	5.125	01/01/30	4,315,410

Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey 1.2%
$1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500%	12/15/34	$1,040,920
940	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	1,000,442
6,430	Tobacco Settlement Fin Corp NJ, Ser 1A	4.750	06/01/34	3,847,005
6,140	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	3,647,651

				9,536,018

	New Mexico 0.3%
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	2,150,800

	New York 2.5%
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	5,154,550
5,470	New York City Hlth & Hosp Hlth Sys, Ser A (c)(d)	5.000	02/15/12	5,740,327
5,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/27	4,863,500
1,000	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	6.375	01/01/39	1,058,340
3,105	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/21	3,207,124

				20,023,841

Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 1.2%
$6,000	Johnston, NC Mem Hosp Auth (AGM Insd)	5.250%	10/01/24	$6,286,680
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,113,585
2,000	North Carolina Tpk Auth Triangle Expwy Sys Rev, Ser A (AGL Insd)	5.125	01/01/24	2,067,580

				9,467,845

	North Dakota 0.6%
3,580	Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg (AMBAC Insd)	7.200	06/30/13	3,779,549
970	Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop Rfdg, Ser A (AMBAC Insd)	5.300	01/01/27	969,923

				4,749,472

	Ohio 1.3%
1,750	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd)	5.000	04/01/24	1,767,045
2,825	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,914,129
2,845	Ohio Hsg Fin Agy Multifamily Hsg Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	6.100	09/20/49	2,941,929
3,000	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	3,187,380

				10,810,483

Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma 2.0%
$1,000	Chickasaw Nation, OK Hlth Sys (e)	6.250%	12/01/32	$1,028,820
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	2,604,323
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	2,577,571
4,075	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	4,340,608
4,320	McAlester, OK Pub Wks Auth Util Cap Apprec, Ser A (AGM Insd)	*	02/01/30	1,478,088
2,000	Oklahoma Colleges Brd Regt Stad Univ Cent OK, Ser B (AMBAC Insd)	5.500	06/01/24	2,053,440
2,000	Tulsa, OK Cmnty College Rev (AMBAC Insd)	5.500	07/01/22	2,074,880

				16,157,730

	Pennsylvania 1.8%
4,875	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc (c)	5.625	08/15/26	5,173,789
3,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	2,888,400
4,000	Pennsylvania St Tpk Commn Tpk Rev, Ser A (AGL Insd)	5.000	06/01/24	4,150,040
2,000	Pittsburgh & Allegheny Cnty, PA Sports & Exhib Auth Sales Reg Asset Dist Rfdg (AGM Insd)	5.000	02/01/31	1,979,920

				14,192,149

Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 2.5%
$5,170	Easley, SC Util Rev Impt & Rfdg (AGM Insd) (c)(d)	5.000%	12/01/15	$5,882,633
3,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	3,024,180
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,520,930
4,465	Spartanburg Cnty, SC Regl Hlth Svc Dist Rfdg, Ser D (AGL Insd)	5.250	04/15/22	4,726,292

				20,154,035

	South Dakota 1.3%
3,000	South Dakota St Hlth & Ed Fac Auth Vocational Ed Prog (AGL Insd)	5.500	08/01/38	3,050,040
2,750	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.625	09/01/12	2,902,405
4,000	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.700	09/01/17	4,730,440

				10,682,885

	Texas 8.4%
4,000	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.375	11/01/21	4,127,400
6,110	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.500	11/01/19	6,448,616
4,000	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.250	08/15/34	3,957,040
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$22,500	Houston, TX Util Sys Rev First Lien Rfdg, Ser A (BHAC Insd)	5.250%	05/15/23	$23,714,775
3,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	3,184,830
2,500	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	2,409,950
2,750	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000	07/15/25	2,783,302
2,000	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000	03/01/27	1,978,020
4,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	4,423,102
1,750	Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev, Ser B (c)	5.000	09/01/15	1,946,578
1,850	Texas Private Activity Surface Trans Corp Lien Nt Mobility	6.875	12/31/39	1,865,411
10,000	Texas St Tpk Auth Cent TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	9,469,400
2,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (b)	5.000	08/15/42	2,006,920

				68,315,344

	Utah 0.1%
370	Provo, UT Elec Rev 1984 Rfdg, Ser A (c)	10.375	09/15/15	456,809
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah (continued)
$660	Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700%	07/01/28	$671,451

				1,128,260

	Washington 10.1%
4,115	Chelan Cnty, WA Sch Dist No 246 (c)(d)	5.000	12/01/12	4,366,879
11,340	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (AGM Insd)	5.500	07/01/17	11,709,684
4,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/17	4,646,700
14,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	14,972,700
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (AGM Insd)	6.000	07/01/16	5,377,900
1,365	Energy Northwest WA Wind Proj (AMBAC Insd)	5.000	07/01/23	1,389,570
890	Fife, WA Wtr & Swr Rev (NATL Insd)	5.125	04/01/24	892,127
1,025	King Cnty, WA Hsg Auth Cap Pgm Rev Egis Hsg Pgm (AGM Insd) (AMT)	5.300	06/01/23	1,011,204
3,575	King Cnty, WA Pub Hosp Dist No 001, Ser A (AGL Insd)	5.250	12/01/28	3,648,538
4,140	Lynnwood, WA Pub Fac Dist Rev Convention Ctr (AMBAC Insd)	5.000	12/01/34	3,895,078
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$2,565	Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.500%	12/01/23	$2,742,472
3,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.250	09/01/33	2,926,020
2,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/25	2,080,960
2,420	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/26	2,478,467
2,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGL Insd)	6.000	08/15/39	2,064,880
5,000	Washington St Hlthcare Fac Auth Rev Providence Hlth, Ser D (AGM Insd)	5.250	10/01/33	4,963,500
12,500	Washington St Motor Vehicle Fuel, Ser 2010-B (a)	5.000	08/01/30	12,775,125

				81,941,804

	West Virginia 0.2%
1,530	West Virginia Econ Dev Auth Lease Rev Correctional Juvenile & Pub, Ser A (NATL Insd)	5.500	06/01/19	1,618,694

Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.3%
$2,380	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Hosp Aux (NATL Insd)	6.250%	07/01/16	$2,388,711

Total Investments 105.3% (Cost $867,032,713)				853,728,528

Floating Rate Note and Dealer Trust Obligations Related to Securities Held (6.8%)
	Notes with interest rates ranging from 0.34% to 0.40% at 12/31/10, and contractual maturities of collateral ranging from 01/01/20 to 10/01/38 (g)			(55,435,000)

Other Assets in Excess of Liabilities 1.5%				12,311,402

Net Assets 100.0%				$810,604,930

Percentages are calculated as a percentage of net assets.
Investment Abbreviations:

ACA	—	American Capital Access

AGL	—	Assured Guaranty Ltd.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	AMBAC Indemnity Corp.**

AMT	—	Alternative Minimum Tax

BHAC	—	Berkshire Hathaway Assurance Corp.

CIFG	—	CDC IXIS Financial Guaranty

Connie Lee	—	Connie Lee Insurance Co.

FGIC	—	Financial Guaranty Insurance Co.

GNMA	—	Government National Mortgage Association

NATL	—	National Public Finance Guarantee Corp.

Radian	—	Radian Asset Assurance

Syncora Gtd	—	Syncora Guaranteed Limited

Notes to Schedule of Investments:

* Zero coupon bond

** Ambac filed for bankruptcy on November 8, 2010
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

(a)	Underlying security related to Special Purpose Trusts entered into by the Fund. See Note 1(G).

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2010.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(g)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect on December 31, 2010. At December 31, 2010, the Fund’s investments with a value of $87,757,201 are held by the Dealer Trusts and serve as collateral for the $55,435,000 in floating rate note and dealer trust obligations outstanding at that date.
Invesco Van Kampen Insured Tax Free Income Fund
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of
Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B. Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds
Invesco Van Kampen Insured Tax Free Income Fund

received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D. Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E. Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F. Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest, line of credit and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
Invesco Van Kampen Insured Tax Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended December 31, 2010, there were no significant transfers between levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$-0-	$853,728,528	$-0-	$853,728,528
NOTE 3 — Investment Securities
     Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,366,461

Aggregate unrealized (depreciation) of investment securities	(36,313,001)

Net unrealized (depreciation) of investment securities	$(10,946,540)

Cost of investments for tax purposes is $864,675,068.
NOTE 4 — Significant Event
     Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Municipal Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Insured Tax Free Income Fund

Invesco Van Kampen Intermediate Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-ITMI-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.18%

Alabama—0.33%
Health Care Authority for Baptist Health (The); Series 2009 A, RB (CEP) (a)(b)	6.13%	05/15/12	$1,000	$1,039,380

Alaska—0.91%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	265,725
Series 2009 1, RB	5.25%	09/01/24	400	421,632
Borough of Matanuska-Susitna (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGL) (c)	5.00%	09/01/19	1,000	1,121,980
Series 2009, Lease RB (INS-AGL) (c)	5.50%	09/01/23	1,000	1,094,930

				2,904,267

Arizona—3.78%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	1,966,200
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	535,395
Series 2009 C, Health Facilities RB (a)(b)	5.00%	07/01/14	1,500	1,603,095
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR RB (a)(b)	6.00%	05/01/14	1,000	1,067,210
Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR (a)(b)	5.50%	06/01/14	1,000	1,063,190
Series 2009 E, PCR (a)(b)	5.75%	06/01/16	1,000	1,063,060
Phoenix Civic Improvement Corp (Sr. Lien); Series 2008 B, Airport RB (d)	5.00%	07/01/13	1,000	1,076,640
Phoenix Industrial Development Authority (Career Success Schools Project); Series 2009, Education RB	6.13%	01/01/20	500	500,170
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2008, Water & Wastewater RB (d)	6.38%	12/01/18	500	483,565
Pinal (County of) Electric District No. 4; Series 2008, Electric System RB	5.25%	12/01/18	500	512,335
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,091,850
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,067,390

				12,030,100

California—11.70%
Adelanto Public Utility Authority (Utility System Project); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,023,690
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	1,450	1,450,899
Beverly Hills Unified School District (2008 Election); Series 2009, Unlmited Tax GO Bonds (e)	0.00%	08/01/21	2,000	1,183,680
California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (INS-AMBAC) (c) (f)	5.38%	05/01/18	1,500	1,606,950
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	533,780
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB (a)(b)	5.00%	07/01/14	500	535,485
California (State of) Municipal Finance Authority (Community Hospitals Central California); Series 2007, COP	5.00%	02/01/21	2,000	1,902,480
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.00%	07/01/19	250	250,860
Series 2010 A, RB	5.00%	07/01/20	725	716,909
California (State of) Municipal Finance Authority (High Technology High Chula Vista); Series 2008 B, Educational Facility RB (g)	5.50%	07/01/18	875	863,914
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (c)	6.25%	08/01/24	2,000	2,249,860
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	5.25%	11/15/14	1,065	1,099,144
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	6.25%	11/15/19	$600	$627,996
Carlsbad (City of) (Commmunity Facility 3 Improvement 2); Series 2008, Special Tax RB	5.70%	09/01/22	1,000	917,250
Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	1,000	890,030
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,087,320
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (g)	5.50%	03/01/18	185	176,264
Oakland (Port of);
Series 2002 L, RB (INS-NATL/FGIC) (c)(d)(f)	5.00%	11/01/21	170	183,340
Series 2002 L, RB (INS-NATL/FGIC) (c)(d)	5.00%	11/01/21	1,330	1,327,712
Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub RB (d)	5.30%	07/01/13	320	319,114
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	583,560
Poway (City of) Unified School District (Election 2008 Improvement District 7); Series 2009 A-1, Unlimited Tax GO Bonds	0.00%	08/01/21	3,000	1,669,020
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,586,310
Sacramento (County of) (PFC Grant); Series 2009 D, Airport System Sub. RB	5.38%	07/01/26	2,000	2,047,060
San Francisco (City of) City & County Redevelopment Agency (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,156,024
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,055,610
Southern California Public Power Authority (Milford Wind Corridor Project); Series 2010 1, RB	5.00%	07/01/24	2,000	2,073,340
Twin Rivers Unified School District (School Facility Bridge); Series 2007, COP (INS-AGM) (b)(c)	3.50%	05/31/13	1,500	1,489,320
Twin Rivers Unified School District; Series 2009, Unlimited Tax GO Bonds	0.00%	04/01/14	750	677,670
University of California;
Series 2009 O, RB (h)	5.75%	05/15/23	795	902,007
Series 2009 O, RB (h)	5.75%	05/15/25	1,185	1,318,324
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	1,500	1,525,770
Series 2009 A, Electric System RB	5.50%	08/01/15	1,000	1,099,220
West Contra Costa Unified School District (Election 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,082,200

				37,212,112

Colorado—2.11%
Colorado Health Facilities Authority (Christian Living Communitys Project); Series 2006 A, RB	5.25%	01/01/15	500	505,020
Colorado Springs (City of) (System Lien Improvement); Series 2003 A, Utilities Sub. RB	5.00%	11/15/19	1,560	1,700,431
Denver (City & County of);
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/24	2,000	2,156,360
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/25	500	534,605
Regional Transportation District (Denver Transport Partners); Series 2010, Private Activity RB	5.00%	01/15/22	750	718,065
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,083,590

				6,698,071

Connecticut—0.32%
Hamden (Town of) (Whitney Center); Series 2009 B, Facility Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,005,740

Delaware—0.14%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	456,085

Florida—6.61%
Brevard (County of) School District; Series 2004 B, Ref. Airport System COP (INS-NATL/FGIC) (c)	5.00%	07/01/20	1,000	1,031,400
Broward (County of); Series 1998 E, Ref. Airport Systems RB (INS-NATL) (c)(d)	5.38%	10/01/13	1,000	1,002,630
Florida (State of) Citizens Property Insurance Corp.; Series 2010 A-1, Sr. High Risk RB	5.25%	06/01/17	2,000	2,090,200
Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	750	732,420
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Highlands (County of) Health Facilities Authority (Adventist Health Sunbelt); Series 2008 A, RB (a)(b)	6.50%	11/17/15	$3,000	$3,567,000
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2006, Ref. PCR (INS-AMBAC) (a)(b)(c)	5.00%	03/15/12	1,650	1,709,020
Lakeland (City of);
Series 2009, Ref. Energy System RB (a)	1.09%	10/01/12	3,000	3,000,000
Series 2009, Ref. Energy System RB (a)	1.44%	10/01/14	2,000	2,000,300
Main Street Community Development District; Series 2008 B, Capital Improvement Special Assessment RB	6.90%	05/01/17	250	227,268
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	459,065
Orange (County of) School Board; Series 2002 A, COP (INS-AMBAC) (c)	5.25%	08/01/14	1,500	1,578,780
Putnam (County of) Development Authority (Seminole); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)(c)	5.35%	05/01/18	1,000	1,042,950
Tampa (City of);
Series 2010, Ref. RB (INS-AGM) (c)(d)	5.00%	10/01/18	1,000	1,037,840
Series 2010, Ref. RB (INS-AGM) (c)(d)	5.00%	10/01/19	1,000	1,023,920
Tolomato Community Development District; Series 2007, Special Assessment RB	6.45%	05/01/23	670	496,530

				20,999,323

Georgia—1.73%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation Bonds	6.75%	01/01/20	1,000	1,008,590
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation Bonds	5.40%	01/01/20	1,200	1,205,700
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,668,450
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,017,590
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	600	606,132

				5,506,462

Guam—0.68%
Guam (Territory of) (Section 30);
Series 2009 A, Government Limited Obligation RB	5.25%	12/01/17	1,000	1,068,740
Series 2009 A, Government Limited Obligation RB	5.50%	12/01/18	1,000	1,081,640

				2,150,380

Hawaii—1.35%
Hawaii (State of) Department of Budget & Finance (Kahala NUI Project); Series 2003 A, Special Purpose RB	7.88%	11/15/23	250	265,303
Hawaii (State of) Department of Budget & Finance; Series 2009 C-2, Special Purpose RB	6.40%	11/15/14	2,000	2,007,860
Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds (h)	5.00%	05/01/23	1,875	2,006,456

				4,279,619

Idaho—0.46%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	551,140
Idaho (State of) Housing & Finance Association; Series 2008 A, Single Family Mortgage RB (d)	5.00%	07/01/17	880	908,046

				1,459,186

Illinois—6.01%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	1,000	819,050
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, RB	5.13%	11/01/25	1,500	1,395,825
Chicago (City of) (Metramarket Chicago Project); Series 2010 A, Tax Increment Allocation COP	6.87%	02/15/24	1,350	1,370,560
Chicago (City of) (Roosevelt Square/ABLA Redevelopment Project); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	1,000	992,090
Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Allocation RB	5.00%	01/01/14	500	525,845
Huntley Special Service Area No. 7; Series 2007, Ref. Sepcial Tax RB (INS-AGL) (c)	4.60%	03/01/17	1,033	1,100,445
Illinois (State of) Finance Authority (Advocate Healthcare Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,125,880
Illinois (State of) Finance Authority (Amerencips); Series 2000, Ref. PCR (a)	5.50%	02/28/14	1,000	997,140
Illinois (State of) Finance Authority (Art Institute Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,108,780
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB	6.00%	08/15/22	750	662,610
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Illinois Institute Technology); Series 2009, RB	6.25%	02/01/19	$1,635	$1,761,222
Illinois (State of) Finance Authority (Landing at Plymouth); Series 2000 A, RB (a)	5.25%	05/15/14	500	487,035
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	1,000	989,370
Illinois (State of) Finance Authority (Sherman Health System); Series 1997, Health Facilities RB (INS-AMBC) (c)	5.25%	08/01/17	1,500	1,500,435
Illinois (State of) Finance Authority (Silver Cross Hospital and Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	1,000	1,027,590
Lincolnshire (Village of) (Sedgebrook); Series 2004, Special Tax RB	5.00%	03/01/11	100	99,742
Pingree Grove (Village of) (Cambridge Lakes Project); Series 2005 05-1, Special Tax RB	5.25%	03/01/15	742	706,985
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	2,000	1,965,320
Round Lake Beach (Village of); Series 2003, Tax Allocation RB	4.65%	12/15/13	460	460,437

				19,096,361

Indiana—3.20%
Allen (County of) Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB (INS-AMBAC) (c)	5.50%	01/01/18	1,000	1,021,750
Carmel Redevelopment Authority; Series 2006, RB (INS-NATL) (c)	5.00%	07/01/22	1,000	1,040,670
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	1,000	992,260
Hobart Building Corp.; Series 2006, First Mortgage RB (INS-NATL/FGIC) (c)	5.50%	07/15/13	830	912,983
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	523,250
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	498,185
Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,150,680
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/24	365	378,866
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/25	200	205,806
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/26	175	178,777
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. RB (d)	5.10%	01/15/17	760	790,385
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, RB	5.75%	05/15/13	400	398,264
University of Southern Indiana (Student Fee); Series 2009 J, RB (INS-AGL) (c)	5.00%	10/01/19	1,000	1,089,180

				10,181,056

Iowa—1.24%
Altoona (City of) (Annual Appropriation); Series 2008, Tax Allocation RB	5.63%	06/01/23	1,000	1,036,410
Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	517,075
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGL) (c)	5.00%	02/15/19	1,000	1,102,460
Iowa (State of) Finance Authority (Western Home Project); Series 2009, Health Care Facilities RB	6.85%	11/01/19	1,310	1,289,276

				3,945,221

Kansas—0.84%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.50%	11/15/23	1,000	1,096,180
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	542,010
Shawnee (County of) Unified School District No. 501 (Topeka); Series 2002, Unlimited Tax GO Bonds (f)	5.00%	02/01/20	1,000	1,048,160

				2,686,350

Kentucky—1.43%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital Facilities RB	5.00%	08/15/18	1,000	1,098,850
Series 2009 A, Hospital Facilities RB	5.38%	08/15/24	1,000	1,051,920
Kentucky (State of) Housing Corp.; Series 2008 A, RB (d)	5.00%	01/01/23	310	311,708
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM) (c)(d)	5.50%	07/01/17	1,000	1,050,440
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Paducah Electric Plant Board; Series 2009 A, RB (INS-AGL) (c)	5.00%	10/01/25	$1,000	$1,030,940

				4,543,858

Louisiana—1.66%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB	5.25%	07/01/17	593	315,731
Louisiana (State of) Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.00%	06/01/20	1,000	1,008,740
Series 2009 C-1, Assessment RB (INS-AGL) (c)	5.88%	06/01/23	1,000	1,077,750
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS-AGL) (c)	5.00%	01/01/18	1,235	1,313,250
Series 2009 A-1, Ref. & Restructuring RB (INS-AGL) (c)	5.00%	01/01/19	500	526,075
Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (a)(b)(d)	5.25%	03/01/13	1,000	1,049,610

				5,291,156

Maryland—3.07%
Maryland (State of) Economic Development Corp. (Transit Facilities Project); Series 2010 A, RB	5.13%	06/01/20	2,250	2,247,412
Maryland (State of) Economic Development Corp. (University Medical College Park Project); Series 2003, Student Housing RB (i)	5.75%	06/01/13	625	698,019
Maryland (State of) Economic Development Corp. (University Medical College Park Projects); Series 2006, Ref. Student Housing RB (INS-CIFG) (c)	5.00%	06/01/13	1,000	1,047,450
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,006,880
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (a)(b)	5.00%	05/15/15	500	556,960
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	246,720
Maryland (State of) Transportation Authority; Series 2008, RB	5.25%	03/01/20	3,000	3,470,040
Prince George’s (County of) (National Harbor Project); Series 2004, Special Obligation Bonds	4.70%	07/01/15	500	500,200

				9,773,681

Massachusetts—1.90%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	627,296
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Solid Waste Disposal RB (a)(b)	5.75%	05/01/19	1,500	1,601,595
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	526,160
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	480	474,686
Massachusetts (State of) Health & Educational Facilities Authority (Caregroup); Series 2004 D, RB (INS-NATL) (c)	5.25%	07/01/23	1,500	1,500,915
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2009 T-2, RB (a)(b)	4.10%	04/19/12	1,000	1,032,270
Massachusetts (State of) Health & Educational Facilities Authority (Quincy Medical Center); Series 2008 A, RB	5.85%	01/15/18	300	278,319

				6,041,241

Michigan—1.03%
Kent Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (a)(b)	5.50%	01/15/15	1,000	1,120,690
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A1, Ref. Limited Obligation RB (a)(b)(d)	6.75%	06/02/14	2,000	2,163,040

				3,283,730

Minnesota—1.08%
Duluth Housing & Redevelopment Authority (Benedictine Health Center Project); Series 2007, Healthcare & Housing RB	5.50%	11/01/17	250	240,617
Inver Grove Heights (City of) (Presbyterian Home Care); Series 2006, Ref. Nursing Home RB	5.00%	10/01/16	430	427,846
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Healthcare System RB	6.38%	11/15/23	500	552,815
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Northern Municipal Power Agency; Series 2009 A, Ref. Electric Systems RB (INS-AGL) (c)	5.00%	01/01/15	$2,000	$2,200,420

				3,421,698

Mississippi—0.31%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	984,000

Missouri—3.56%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Healthcare Facilities RB	5.00%	06/01/21	525	536,555
Fenton (City of) (Gravois Bluffs Redevelopment Project); Series 2006, Ref. Tax Allocation RB	5.00%	04/01/13	500	522,945
Ferguson (City of) (Crossing at Halls Ferrry); Series 2005, Ref. Tax Allocation RB	5.50%	04/01/14	610	610,482
Kansas City (City of) Industrial Development Authority (Plaza Library Project); Series 2004, RB	6.00%	03/01/16	1,350	1,371,992
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	1,000	1,010,080
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment RB	6.00%	11/01/25	2,250	2,143,688
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Allocation RB	5.50%	09/01/18	220	206,859
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co. Project); Series 2008 K, Environmental Improvement RB (a)(b)(d)	4.90%	07/01/13	1,500	1,571,520
Raytown (City of) (Live Redevelopment Project); Series 2007, RB	5.00%	12/01/16	500	538,925
St. Charles (City of); Series 2003 B, COP	5.50%	05/01/18	2,000	2,066,540
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Sr. Living Facilities RB	5.25%	09/01/17	250	253,065
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	480,643

				11,313,294

Nebraska—1.03%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health); Series 2010 B, Healthcare Facilities RB	6.00%	06/01/25	1,000	959,910
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Power Supply System RB (INS-BHAC) (c)	5.13%	04/01/23	560	603,456
University of Nebraska Facilities Corp. (Deferred Maintenance); Series 2006, RB (INS-AMBAC) (c)	5.00%	07/15/17	1,500	1,696,650

				3,260,016

Nevada—1.54%
Clark (County of); Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (c)	5.00%	07/01/26	2,000	1,950,520
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,824,930
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Allocation RB	7.00%	06/15/20	1,000	1,112,460

				4,887,910

New Hampshire—0.99%
Manchester (City of); Series 2009 A, Ref. Airport RB	5.00%	01/01/17	1,000	1,075,780
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 2009, PCR (a)(b)(d)	7.13%	02/01/12	2,000	2,063,960

				3,139,740

New Jersey—0.93%
New Jersey (State of) Economic Development Authority (MSU Student Housing Project); Series 2010, RB	5.38%	06/01/25	1,000	957,860
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	476,500
New Jersey (State of) Health Care Facilities Financing Authority (St. Clares Hospital Inc.) Series 2004 A, RB (INS-Radian) (c)(i)	5.25%	07/01/20	1,000	1,151,750
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	$360	$385,711

				2,971,821

New Mexico—1.96%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (a)(b)	5.20%	06/01/20	1,700	1,638,035
Jicarilla Apache Nation; Series 2003 A, RB	5.50%	09/01/23	1,000	1,036,030
New Mexico (State of) Finance Authority (Sr. Lien Public Project Revolving Fund); Series 2006 B, RB (INS-NATL) (c)	5.00%	06/01/17	1,310	1,479,239
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena Project); Series 2010 A, First Mortgage RB	5.00%	07/01/19	1,000	989,100
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,082,080

				6,224,484

New York—4.32%
Albany (City of) Industrial Development Agency (St. Peters Hospital Project); Series 2008 A, Civic Facilities RB	5.75%	11/15/22	500	513,450
Brooklyn (City of) Arena Local Development Corp. (Barclays Center Project);
Series 2009, RB	5.75%	07/15/17	1,000	1,071,860
Series 2009, RB	5.75%	07/15/19	1,000	1,052,290
Long Island Power Authority; Series 2003 C, Electric System RB (f)	5.50%	09/01/17	1,000	1,121,430
Madison (County of) Industrial Development Agency (Oneida Health System Incorporated Project); Series 2007, RB	4.50%	02/01/17	165	160,628
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,156,290
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside Project); Series A, RB	5.88%	01/01/18	1,125	1,096,841
New York (City of) Industrial Development Agency (Liberty 7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	1,500	1,479,315
New York (City of) Industrial Development Agency (Pilot Queens Baseball Stadium); Series 2009, RB (INS-AGL) (c)	5.00%	01/01/18	200	212,168
New York (City of) Industrial Development Agency (Pilot Queens Baseball Stadium); Series 2009, RB (INS-AGL) (c)	5.00%	01/01/19	200	209,738
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.00%	01/15/21	1,000	1,059,830
New York (State of) Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Revolving RB	5.00%	06/15/21	2,000	2,149,820
Niagara Falls (City of) (Public Improvement); Series 1994, Unlimited Tax GO Bonds (INS-NATL) (c)(f)	6.90%	03/01/20	5	5,008
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (a)(b)(d)(g)	6.63%	10/01/13	1,000	997,610
Suffolk (County of) Industrial Development Agency (New York Institute Technology Project); Series 2000, Civic Facilities RB (CEP)	5.25%	03/01/21	1,425	1,445,092

				13,731,370

North Carolina—1.36%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,134,680
Series 2008 C, Power System RB (INS-AGL) (c)	6.00%	01/01/19	1,250	1,390,950
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Healthcare Facilities RB	5.00%	10/01/15	500	502,060
North Carolina (State of) Medical Care Commission (South Minster Project); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	243,832
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2003 A, Electric RB (INS-NATL) (c)	5.25%	01/01/19	1,000	1,063,000

				4,334,522

North Dakota—0.59%
Grand Forks (City of) (4000 Valley Square Project); Ref. Sr. Housing RB	5.00%	12/01/16	500	482,605
North Dakota (State of) Public Finance Authority (St Revolving Federal Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,394,589

				1,877,194

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—3.59%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	$500	$405,390
American Municipal Power-Ohio Inc. (Hydroelectric Projects); Series 2009 C, RB	5.25%	02/15/19	1,175	1,285,662
Athens (County of) (Improvement O’Bleness Memorial); Series 2003 A, RB	6.25%	11/15/13	320	319,430
Cleveland (City of) (Cleveland Stadium Project); Series 2004, Ref. RB (INS-AMBAC) (c)	5.13%	12/01/20	1,370	1,430,170
Montgomery (County of) (Miami Valley Hospital); Series 2009, RB (a)(b)	5.25%	11/15/14	1,000	1,077,090
Montgomery (County of) (St. Leonard); Series 2010, Ref. Healthcare & Multifamily Housing RB	6.00%	04/01/20	1,000	997,090
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,124,920
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Gavin); Series 2010 A, RB (a)(b)(d)	2.88%	08/01/14	2,000	1,977,320
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Certificates (INS-AMBAC) (c)	5.00%	02/15/21	750	773,310
Ohio (State of) State Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (d)	5.15%	07/15/15	1,000	1,008,500

				11,398,882

Oklahoma—1.32%
Chickasawa Nation (Health System); Series 2007, RB (g)	5.38%	12/01/17	370	383,572
Citizen Potawatomi Nation; Series 2004 A, Obligation Tax RB	5.75%	09/01/11	775	771,365
Tulsa (City of) Airports Improvement Trust; Series 2009 A, RB	5.38%	06/01/24	1,750	1,756,055
Tulsa (County of) Industrial Authority (Montereau Incorporated Project); Series 2010 A, Sr. Living Community RB	6.88%	11/01/23	1,300	1,299,831

				4,210,823

Pennsylvania—3.65%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (c)(d)	5.00%	01/01/16	1,000	1,050,690
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB (d)	5.00%	09/01/21	500	459,870
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills Project); Series 2004, Tax Allocation RB	5.10%	07/01/14	160	161,653
Delaware (County of) Authority (Elwyn Project); Series 2010, RB	5.00%	06/01/20	1,980	1,972,575
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	522,370
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.00%	02/01/21	500	465,255
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (a)(b)	5.00%	06/01/12	2,000	2,088,540
Pennsylvania (State of) Economic Development Financing Authority (Waste Management Project); Series 2009, Solid Waste Disposal RB (a)(b)	2.63%	12/03/12	1,000	1,005,940
Philadelphia (City of); Series 2004, Gas Works RB (INS-AGL) (c)	5.25%	08/01/18	750	792,862
Philadelphia (State of) Redevelopment Authority (Neighborhood Transformation); Series 2002 A, RB (INS-NATL/FGIC) (c)	5.50%	04/15/16	2,000	2,089,480
Washington (County of) Industrial Development Authority (Jefferson College); Series 2010, RB	5.00%	11/01/25	1,000	1,002,150

				11,611,385

Puerto Rico—0.62%
Puerto Rico Electric Power Authority; Series 2010 CCC, Power RB	5.00%	07/01/24	2,000	1,976,820

South Carolina—2.00%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,078,350
Lexington (Town of); Series 2001 A, Ref. Water and Sewer RB (INS-NATL) (c)	5.00%	04/01/14	1,065	1,075,416
Piedmont (City of) Municipal Power Agency;
Series 2008 A 2, Electric RB	5.00%	01/01/24	1,000	1,011,770
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,112,740
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGL) (c)	5.00%	02/01/19	$1,000	$1,075,610

				6,353,886

South Dakota—0.16%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/22	500	519,670

Tennessee—0.78%
Chattanooga Health Educational & Housing Facility Board (CDFI Phase I LLC Project); Series 2005 A-1, RB	5.00%	10/01/15	270	276,858
Franklin Special School District; Series 1999, Limited Tax GO Bonds (INS-AGM) (c)(e)	0.00%	06/01/15	700	639,954
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor Project); Series 2006 A, RB	5.25%	09/01/16	500	486,835
Shelby (County of) Health Educational & Housing Facilities Board; Series 2008 C, RB	5.25%	06/01/18	1,000	1,069,570

				2,473,217

Texas—8.38%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	1,000	986,280
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,577,265
Capital Area Cultural Education Facilities Finance Corp. (Roman Catholic Diocese); Series 2005 A, RB	5.50%	04/01/25	1,610	1,529,017
Dallas (City of) Civic Center Convention Complex; Series 2009, Ref. & Improvement RB (INS-AGL) (c)	5.00%	08/15/18	1,500	1,621,905
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	205	216,863
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Airport RB (INS-NATL) (c)(d)	5.75%	11/01/18	500	501,600
Series 2002 C, Joint Airport RB (INS-NATL) (c)(d)	6.00%	11/01/23	500	501,700
Greenville (City of); Series 2010, Ref. & Improvement RB	5.00%	02/15/25	2,355	2,379,939
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, RB	7.00%	12/01/27	500	544,905
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,500	1,494,420
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	625	612,206
Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/13	500	517,195
Series 2005, Hospital RB	5.00%	08/15/19	350	346,840
Hopkins (County of) Hospital District; Series 2008, Hospital RB	5.50%	02/15/23	500	456,500
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System East Texas); Series 2007, RB	5.13%	02/15/22	250	240,210
Mesquite (City of) Health Facility Development Corp. (Retirement Facility Christian Care); Series 2005, RB	5.00%	02/15/15	1,025	1,054,213
Mission (City of) Economic Development Corp. (Allied Waste N.A. Incoporated Project); Series 2007 A, Solid Waste Disposal RB (d)	5.20%	04/01/18	400	402,776
Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (a)(b)(d)	6.00%	08/01/13	500	530,805
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,062,090
Series 2008 L 2, Ref. First Tier System RB (a)(b)	6.00%	01/01/13	1,000	1,081,830
Spring Independent School District (School House); Series 2009, Unlimited Tax GO Bonds (INS-PSF) (c)	5.00%	08/15/24	1,000	1,075,030
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	521,515
Tarrant (County of) Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS-AGL) (c)	5.75%	07/01/18	2,000	2,144,240
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, Retirement Facility TEMPS-75 RB	7.25%	11/15/16	1,000	1,008,540
Tarrant (County of) Educational Facilities Finance Corp. (Baylor Healthcare System Project); Series 2009, Ref. RB	5.75%	11/15/24	1,000	1,066,330
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tarrant (County of) Educational Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B 2, Retirement Facility RB	6.50%	02/15/14	$1,000	$997,120
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,159,460

				26,630,794

Virgin Islands—1.18%
Virgin Islands (State of) Public Finance Authority (Matching Federal Loan Diago Project); Series 2009 A, Sub. RB	6.00%	10/01/14	500	524,995
Virgin Islands (State of) Public Finance Authority (Matching Federal Loan); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,076,470
Virgin Islands (State of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,143,560

				3,745,025

Virginia—2.00%
Fairfax (County of) Industrial Development Authority (Healthcare Inova Health System); Series 2009 A, RB	5.13%	05/15/24	1,000	1,055,280
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligation); Series 2010, Hospital RB	5.00%	07/01/25	2,000	1,977,660
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB	8.00%	07/01/19	1,000	1,024,900
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	1,000	1,123,840
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,167	1,168,739

				6,350,419

Washington—3.42%
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,028,540
FYI Properties (Washington St. District Project); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,077,060
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	139,602
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	1,944,661
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,033,960
Washington (State of) Higher Education Facilities Authority (Whitworth University Project); Series 2009, RB	5.13%	10/01/24	1,500	1,460,205
Washington (State of); Series 2004 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	07/01/20	3,000	3,191,880

				10,875,908

West Virginia—0.23%
Ohio (County of) (Fort Henry Centre Tax Increment Financing District); Series 2007 A, Tax Allocation RB	5.63%	06/01/22	250	241,515
West Virgina (State of) Hospital Finance Authority (Thomas Health System, Inc.); Series 2008, Hospital RB	6.00%	10/01/20	500	494,145

				735,660

Wisconsin—3.35%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/22	1,250	1,229,900
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/23	1,000	971,150
Superior (City of) (Superior Water, Light & Power Company); Series 2007 A, Ref. Collaterized Utility RB (CEP) (d)	5.38%	11/01/21	1,370	1,374,165
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (a)(b)	4.75%	08/15/14	1,000	1,057,140
Series 2009 B, RB (a)(b)	5.13%	08/15/16	1,000	1,074,430
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospital, Inc.); Series 2004 A, RB	5.50%	08/15/14	500	484,365
Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center); Series 2006 A, RB	5.65%	06/01/26	970	813,801
Wisconsin (State of) Health & Educational Facilities Authority (St. Johns Community, Inc.); Series 2009 C2, TEMPS RB	5.40%	09/15/14	1,750	1,736,543
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (CEP) (d)	5.30%	09/01/23	$1,875	$1,922,438

				10,663,932

Wyoming—0.33%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,048,371

TOTAL INVESTMENTS(j)—99.18% (Cost $306,802,606)				315,324,220

Floating Rate Note and Dealer Trust Obligations Related to Securities Held—(1.34)%
Notes with interest rates ranging from 0.34% to 0.41% at 12/31/2010 and contractual maturities of collateral ranging from 05/01/23 to 08/01/25 (See Note 1E), (k)			(4,725)	(4,275,000)

OTHER ASSETS LESS LIABILITIES—2.16%				6,867,742

NET ASSETS—100.00%				$317,916,962

Investment Abbreviations:

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— Ambac Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CEP	— Credit Enhancement Provider

CIFG	— CIFG Assurance North America, Inc.

COP	— Certificates of Participation

FGIC	— Financial Guaranty Insurance Co.

FHA	— Federal Housing Administration

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PSF	— Public School Fund

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2010.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security subject to the alternative minimum tax.

(e)	Capital appreciation bond.

(f)	Advance refunded.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2010 was $3,153,780, which represented 0.99% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

(h)	Underlying security related to Special Purpose Fund entered into by the Fund (See Note 1E).

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Ltd.	6.06%

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at December 31, 2010. At December 31, 2010, the Fund’s investments with a value of $6,917,752 are held by Dealer Trusts and serve as collateral for the $4,275,000, in floating rate note and dealer trust obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Intermediate Term Municipal Income Fund

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Inverse Floating Rate Obligations — The Fund may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Fund generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Intermediate Term Municipal Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$-0-	$315,324,220	$-0-	$315,324,220

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended December 31, 2010 was $7,411,745 and $30,620,080 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,017,525

Aggregate unrealized (depreciation) of investment securities	(3,264,135)

Net unrealized appreciation of investment securities	$8,753,390

Cost of investments for tax purposes is $306,570,830.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Municipal Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-MINC-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—107.39%

Alabama—1.62%
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal IDR (a)	5.20%	06/01/25	$2,500	$2,283,200
Health Care Authority for Baptist Health (The); Series 2009 A, RB (b)(c)	6.13%	05/15/12	2,000	2,078,760
Huntsville-Redstone Village Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	900	669,951
Mobile Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal IDR (d)	6.95%	01/01/20	3	0
Selma Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, IDR	6.25%	11/01/33	1,800	1,847,934
University of Alabama at Birmingham (The); Series 2008 A, Hospital RB (b)(c)	5.75%	09/01/18	3,000	3,217,950

				10,097,795

Alaska—1.49%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, IDR (INS-AMBAC) (a)(e)	5.00%	12/01/35	3,015	2,394,845
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	204,456
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGL) (e)	6.00%	09/01/28	5,000	5,452,400
Northern Tobacco Securitization Corp.; Series 2006 A, Asset-Backed RB	5.00%	06/01/46	2,000	1,219,500

				9,271,201

Arizona—3.96%
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. IDR	5.70%	07/01/42	1,000	819,380
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, IDR	5.00%	05/15/35	500	456,010
Series 2010, IDR	5.13%	05/15/40	1,000	917,080
Glendale (City of) Industrial Development Authority; Series 2005, Ref. IDR	5.00%	12/01/35	1,655	1,417,607
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	1,000	1,067,210
Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR (b)(c)	5.50%	06/01/14	1,000	1,063,190
Series 2009 E, PCR (b)(c)	5.75%	06/01/16	1,000	1,063,060
Phoenix (City of) Civic Improvement Corp.;
Series 2002 B, Sr. Lien Airport RB (INS-NATL/FGIC) (a)(e)	5.25%	07/01/32	5,000	4,723,150
Series 2008 B, Sr. Lien Airport RB (a)	5.25%	07/01/19	1,000	1,073,610
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education IDR	7.00%	01/01/39	600	589,176
Series 2009, Education IDR	7.13%	01/01/45	570	564,813
Pima (County of) Industrial Development Authority (Global Water Resources LLC);
Series 2007, Water & Wastewater IDR (a)	6.55%	12/01/37	1,600	1,520,576
Series 2008, Water & Wastewater IDR (a)	6.38%	12/01/18	815	788,211
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/28	740	723,298
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/23	550	553,751
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electrical System RB	5.00%	01/01/39	6,000	5,986,560
University Medical Center Corp. Arizona; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,315,375

				24,642,057

California—11.31%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	1,961,600
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (e)(f)	0.00%	09/01/20	4,870	2,916,740
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (g)	5.00%	04/01/39	3,620	3,448,810
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (g)	5.13%	04/01/39	5,000	4,854,350
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax GO Bonds (f)	0.00%	08/01/28	2,000	669,700
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax GO Bonds (f)	0.00%	08/01/27	$2,000	$721,920
California (State of) Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	2,000	2,249,860
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization); Series 2006, Asset-Backed RB	5.25%	06/01/21	2,000	1,791,000
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	2,000	2,052,160
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,044,000
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (i)	5.13%	04/01/37	1,000	779,010
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	523,330
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,086,240
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,350	1,363,540
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,000	1,076,260
Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	1,610	1,432,948
Foothill-Eastern Transportation Corridor Agency;
Series 1999, Ref. Toll Road RB (f)	0.00%	01/15/24	21,000	7,890,330
Series 1999, Ref. Toll Road RB (INS-NATL) (e)(f)	0.00%	01/15/17	3,000	1,985,820
Golden State Tobacco Securitization Corp.; Series 2007 A 1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	4,000	2,701,240
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SYNCORA) (e)	5.00%	09/01/37	1,400	1,038,268
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Project Areas Housing Programs); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,116,340
Los Angeles (City of) Department of Water & Power; Series 2008 A-1, Sub. Power System RB (g)	5.25%	07/01/38	2,000	2,004,300
Los Angeles (City of) Unified School District; Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	2,941,470
Poway (City of) Unified School District (Election of 2008 Improvement District 07);
Series 2009 1 A, Unlimited Tax GO Bonds (f)	0.00%	08/01/23	2,750	1,320,605
Series 2009 1 A, Unlimited Tax GO Bonds (f)	0.00%	08/01/26	1,000	378,080
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,643,850
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,100	1,907,892
San Francisco (City of) City & County Redevelopment Agency (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,021,040
Southern California Tobacco Securitization Authority; Series 2006 A 1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	692,710
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,369,632
University of California;
Series 2009 O, RB (g)	5.75%	05/15/23	2,295	2,603,907
Series 2009 O, RB (g)	5.75%	05/15/25	3,390	3,771,409
West Contra Costa (County of) Unified School District (Election of 2002); Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (e)	5.00%	08/01/26	5,000	5,020,900

				70,379,261

Colorado—2.89%
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2007 A, RB	5.90%	08/01/37	3,000	2,399,940
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	926,360
Colorado (State of) Health Facilities Authority (Poudre Valley Colorado Health Facility); Series 2005, RB (INS-AGM) (e)	5.20%	03/01/31	2,000	1,966,740
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	1,250	1,231,150
Series 2010, Private Activity RB	6.50%	01/15/30	1,150	1,206,591
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/24	$1,500	$1,617,270
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/25	6,000	6,415,260
Lincoln Park Metropolitan District; Series 2008, Ref. Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	2,000	1,843,340
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	500	404,550

				18,011,201

Connecticut—0.62%
Connecticut (State of) Housing Finance Authority; Series 2010 D 2, Sub. Housing Mortgage Finance Program RB (a)	5.00%	05/15/31	2,000	1,841,460
Hamden (Town of) (Whitney Center);
Series 2009 B, Facility Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,005,740
Series 2009 C, RB (b)(c)	7.25%	01/01/16	1,000	1,033,730

				3,880,930

Delaware—0.09%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	574,667

District of Columbia—3.37%
Columbia (District of);
Series 2009 A, Income Tax RB (g)	5.00%	12/01/23	4,285	4,629,943
Series 2009 B, Ref. Secured Income Tax RB (g)	5.00%	12/01/24	1,715	1,831,500
District of Columbia (Gallery Place); Series 2002, Tax Increment Tax Allocation RB (INS-AGM) (e)	5.25%	07/01/27	5,150	5,178,376
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,290,200
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (e)	5.50%	10/01/41	4,000	4,116,520
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL/FGIC) (a)(e)	5.25%	10/01/32	3,000	2,903,430

				20,949,969

Florida—5.25%
Alachua (County of) (North Florida Retirement Village);
Series 2007, IDR	5.25%	11/15/17	1,000	956,570
Series 2007, IDR	5.88%	11/15/36	1,000	827,240
Broward (County of); Series 2001 J 1, Airport System RB (INS-AMBAC) (a)(e)	5.25%	10/01/26	5,000	4,770,200
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (a)	5.75%	01/01/32	1,000	844,970
Escambia (County of) Health Facilities Authority; Series 2000, Florida Health Care Facility Loan Veterans Health Administration Program RB (INS-AMBAC) (e)	5.95%	07/01/20	430	440,716
Florida (State of) Board of Education (Capital Outlay 2007); Series 2007 A, Ref. Education Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,046,898
Florida (State of) Department of Transportation (Turnpike Authority);
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/26	1,305	1,324,144
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/27	1,325	1,336,952
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/28	1,440	1,442,232
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/32	2,500	2,453,175
Grand Bay at Doral Community Development District; Series 2007 B, Special Assessment RB (d)	6.00%	05/01/17	5,000	1,748,000
Main Street Community Development District; Series 2008 B, Capital Improvement Special Assessment RB (i)	6.90%	05/01/17	1,000	909,070
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	1,946,460
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers); Series 2007, First Mortgage RB	5.50%	07/01/38	1,750	1,433,355
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	800	716,360
Putnam (County of) Development Authority (Seminole); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)(e)	5.35%	05/01/18	2,200	2,294,490
Reunion East Community Development District; Series 2005, Special Assessment RB	5.80%	05/01/36	490	239,365
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (i)	5.25%	10/01/27	$3,000	$2,642,400
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,390	1,282,650
Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	400	281,804
Series 2007, Special Assessment RB	6.65%	05/01/40	665	453,477
World Commerce Community Development District; Series 2007, Special Assessment RB (d)	5.50%	05/01/38	1,000	323,410

				32,713,938

Georgia—1.55%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	2,500	2,503,725
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,312,900
Atlanta (City of);
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,067,310
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,062,190
Gainesville & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	709,625
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	2,000	2,020,440

				9,676,190

Hawaii—1.70%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Company); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,073,900
Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose RB	7.50%	11/15/15	2,000	2,029,020
Series 2009 C-2, Special Purpose RB	6.40%	11/15/14	1,000	1,003,930
Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds (g)	5.00%	05/01/23	5,125	5,484,314

				10,591,164

Idaho—0.77%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,102,280
Idaho (State of) Health Facilities Authority; Series 2007, Ref. Valley Vista Care Corp. RB	6.13%	11/15/27	615	516,250
Idaho (State of) Housing & Finance Association;
Series 2008 A-CL-I, Single Family Mortgage RB (a)	5.75%	07/01/39	1,840	1,857,627
Series 2008 A-CL-II, Single Family Mortgage RB (a)	5.85%	07/01/36	1,320	1,344,684

				4,820,841

Illinois—11.84%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Tax Allocation RB	5.60%	01/01/23	2,250	1,842,862
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	926,730
Chicago (City of) (Diversey/Narragansett); Series 2006, Ref. Tax Increment Allocation COP	7.46%	02/15/26	490	474,516
Chicago (City of) (Lakefront Millennium Parking Facility); Series 1999, Limited Tax GO Bonds (b)(j)	5.65%	01/01/12	3,000	3,210,930
Chicago (City of) (O’Hare International Airport); Series 2008 A, Airport RB (INS-AGM) (e)(g)	5.00%	01/01/33	3,000	2,817,210
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	2,000	1,984,180
Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Allocation RB	7.75%	01/01/14	505	505,848
Chicago (City of); Series 2000 C, Unlimited Tax GO Bonds (INS-NATL/FGIC) (e)	5.75%	01/01/16	1,200	1,216,404
Gilberts (Village of) (The Conservancy); Series 2006 1, Special Tax RB (d)	5.38%	03/01/16	1,000	519,500
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,072,050
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,596,125
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (d)	5.50%	08/15/18	1,000	895,550
Series 2008 A, Ref. RB (d)	6.00%	08/15/22	250	220,870
Series 2008 A, Ref. RB (d)	6.13%	08/15/28	1,500	1,259,100
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.10%	08/15/31	920	727,941
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Series 2009 A, RB (g)	5.38%	08/15/24	$1,000	$1,044,460
Series 2009 A, RB (g)	5.75%	08/15/30	2,000	2,086,820
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	1,500	1,484,055
Illinois (State of) Finance Authority (Resurrection Health Care);
Series 1999 B, RB (INS-AGM) (e)	5.00%	05/15/15	4,700	5,034,734
Series 1999 B, RB (INS-AGM) (e)	5.00%	05/15/17	5,100	5,390,037
Series 1999 B, RB (INS-AGM) (e)	5.00%	05/15/18	5,050	5,300,379
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,040,720
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,500	2,743,475
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	2,000	1,769,020
Illinois (State of) Finance Authority (Silver Cross Hospital and Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	1,745	1,793,145
Illinois (State of) Finance Authority; Series 2000, Ref. PCR (b)(c)	5.50%	02/28/14	5,050	5,035,557
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	2,100	2,043,909
Illinois (State of) Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	425	373,554
McHenry (County of) (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	1,820	1,827,262
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Illinois Dedicated State Tax RB (INS-NATL) (e)(h)	5.40%	06/15/19	9,250	9,089,142
Pingree Grove (Village of) (Cambridge Lakes); Series 2005 05-1, Special Tax RB	5.25%	03/01/15	1,452	1,383,480
Plano Special Service Area Number 10 (Lakewood Springs Club); Series 2007, Special Tax RB	5.80%	03/01/37	1,500	742,095
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	3,375	3,321,135
United (City of) & Yorkville (City of) (Raintree Village); Series 2005, Special Tax RB	6.25%	03/01/35	991	533,743
Volo (Village of) Special Service Area Number 3 (Symphony Meadows); Series 2006 1, Special Tax RB	6.00%	03/01/36	549	423,971

				73,730,509

Indiana—1.51%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	498,185
Indiana (State of) Finance Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,755	1,571,954
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,127,560
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. RB (a)	5.10%	01/15/17	1,500	1,559,970
Indianapolis (City of) Local Public Improvement Bond Bank; Series 1992 D, RB (j)	6.75%	02/01/14	465	497,922
St Joseph (County of) Redevelopment District;
Series 1997 B, Tax Allocation RB (f)	0.00%	06/30/11	140	135,116
Series 1997 B, Tax Allocation RB (f)	0.00%	06/30/12	140	125,147
Series 1997 B, Tax Allocation RB (f)	0.00%	06/30/13	135	111,753
Series 1997 B, Tax Allocation RB (f)	0.00%	06/30/14	130	99,659
Series 1997 B, Tax Allocation RB (f)	0.00%	06/30/15	130	92,297
Series 1997 B, Tax Allocation RB (f)	0.00%	06/30/16	135	88,769
Series 1997 B, Tax Allocation RB (f)	0.00%	06/30/17	225	137,007
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (i)	5.50%	09/01/27	1,500	1,368,465

				9,413,804

Iowa—1.64%
Altoona (City of); Series 2008, Tax Allocation RB	6.00%	06/01/34	1,860	1,865,394
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,140,817
Iowa (State of) (IJobs Program); Series 2009 A, Special Obligation RB (g)(m)	5.00%	06/01/27	4,650	4,773,504
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Health Care Facilities RB	5.75%	11/15/24	1,100	913,649
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.38%	06/01/38	1,000	731,580
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,000	788,030

				10,212,974

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—0.63%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009 RB, Hospital RB	5.50%	11/15/29	$1,500	$1,559,655
Lenexa (City of); Series 2007, Ref. & Improvement Health Care Facilities RB	5.50%	05/15/39	3,000	2,359,410

				3,919,065

Kentucky—1.90%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,155,760
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,055,350
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS-AGL) (e)	6.00%	12/01/33	4,000	4,119,000
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	1,500	1,500,930
Paducah Electric Plant Board; Series 2009 A, RB (INS-AGL) (e)	5.25%	10/01/35	2,000	1,984,760

				11,815,800

Louisiana—1.34%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (d)	5.25%	07/01/17	1,364	726,235
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,002,246
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC);
Series 2007, RB (a)(b)(c)	5.25%	03/01/13	1,550	1,626,895
Series 2008, RB (a)(b)(c)	6.00%	10/01/11	2,000	2,051,440
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring RB (INS-AGL) (e)	6.00%	01/01/23	1,000	1,100,200
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,000	1,826,580

				8,333,596

Maryland—1.76%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Tax Allocation RB	7.00%	09/01/38	1,000	985,440
Maryland (State of) Community Development Administration; Series 2007, RB (a)	5.05%	09/01/32	3,105	2,975,739
Maryland (State of) Economic Development Corp. (Term); Series 2010 B, Economic Development RB	5.75%	06/01/35	1,460	1,393,672
Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	1,030	1,009,225
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	2,000	1,996,660
Maryland (State of) Transportation Authority; Series 2008, RB	5.25%	03/01/20	2,000	2,313,360
Prince George’s (County of) (National Harbor); Series 2004, Special Obligation Bonds	5.20%	07/01/34	300	254,619

				10,928,715

Massachusetts—0.85%
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,035,380
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Solid Waste Disposal RB (b)(c)	5.75%	05/01/19	2,000	2,135,460
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/35	2,400	1,702,416
Massachusetts (State of) Health & Educational Facilities Authority; Series 1994, RB (INS-NATL) (e)	5.00%	07/01/13	400	400,660

				5,273,916

Michigan—1.53%
Detroit (City of); Series 2006 C, Ref. Water Supply System Second Lien RB (INS-AGM) (e)	5.00%	07/01/26	2,000	1,906,620
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (b)(c)	5.25%	01/15/14	650	710,508
Series 2008 A, RB (b)(c)	5.50%	01/15/15	375	420,259
Michigan (State of) Strategic Fund (Detroit Edison Company); Series 2002 C, Ref. Limited Obligation RB (INS-SYNCORA) (a)(e)	5.45%	12/15/32	5,000	4,426,600
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (a)	7.50%	01/01/21	$1,545	$1,429,805
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/48	900	617,940

				9,511,732

Minnesota—1.47%
Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	450	412,659
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	723,490
Duluth (City of) Housing & Redevelopment Authority (Benedictine Health Center);
Series 2007, Health Care & Housing RB	5.70%	11/01/22	380	356,265
Series 2007, Health Care & Housing RB	5.88%	11/01/33	750	674,048
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,238,740
Minneapolis (City of) (Providence); Series 2007 A, Ref. Health Care Facilities RB	5.63%	10/01/27	2,000	1,837,480
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Sr. Housing RB	6.00%	10/01/27	150	146,274
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,000	1,751,580

				9,140,536

Mississippi—0.32%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	1,968,000

Missouri—4.15%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Care Facilities IDR	5.75%	06/01/39	2,150	2,158,407
Carthage (City of);
Series 2005, Hospital RB	5.75%	04/01/22	1,000	847,830
Series 2005, Hospital RB	5.88%	04/01/30	1,000	826,010
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, IDR	6.00%	03/01/16	3,000	3,048,870
Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Allocation RB	5.25%	03/01/18	500	474,190
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, Retirement Community IDR	7.50%	11/15/16	1,600	1,616,128
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Allocation RB	5.50%	09/01/18	605	568,863
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, Environmental Improvement RB (a)(b)(c)	4.90%	07/01/13	2,700	2,828,736
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Living Facilities); Series 2005 B, Ref. RB	5.13%	02/01/27	1,200	1,103,016
Missouri (State of) Health & Educational Facilities Authority (Senior Living Facilities-Lutheran); Series 2010, RB	5.50%	02/01/42	950	864,814
Raytown (City of) (Live Redevelopment Plan); Series 2007 1, Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,073,829
Springfield (City of) Public Building Corp. (Springfield-Branson National Airport Terminal); Series 2006 B, Leasehold RB (INS-AMBAC) (a)(e)	4.55%	07/01/29	2,100	1,883,952
St. Louis (City of) Industrial Development Authority (Loughborough Redevelopment); Series 2007, Ref. Tax Allocation IDR	5.75%	11/01/27	450	402,183
St. Louis (County of) Industrial Development Authority (Friendship Village West Community);
Series 2007 A, Senior Living Facilities IDR	5.38%	09/01/21	1,000	973,430
Series 2007 A, Senior Living Facilities IDR	5.50%	09/01/28	3,000	2,704,710
St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities IDR	5.00%	11/15/35	1,300	1,004,354
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Series 2007 A, Senior Living Facilities IDR	6.38%	12/01/30	$500	$424,065
Series 2007 A, Senior Living Facilities IDR	6.38%	12/01/41	1,250	1,031,450

				25,834,837

Montana—0.40%
Forsyth (City of) (Portland General Electric Co.); Series 1998, Ref. PCR	5.00%	05/01/33	2,600	2,480,400

Nebraska—0.33%
Municipal Energy Agency of Nebraska; Series 2009 A, Power Supply System RB (INS-BHAC) (e)	5.38%	04/01/39	1,000	1,019,930
University of Nebraska (Student Fees & Facilities); Series 2009 A, University RB	5.25%	07/01/39	1,000	1,017,310

				2,037,240

Nevada—0.16%
Mesquite (City of) (Anthem at Mesquite);
Series 2007, Special Assessment RB	5.85%	08/01/18	620	576,823
Series 2007, Special Assessment RB	6.00%	08/01/27	535	422,757

				999,580

New Hampshire—0.76%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	1,000	993,040
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration LP); Series 1993, Electric Facilities RB (Acquired 6/29/93, Cost $376,827) (a)	7.75%	06/01/14	385	377,824
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 2009, PCR (a)(b)(c)	7.13%	02/01/12	3,250	3,353,935

				4,724,799

New Jersey—3.68%
Landis Sewage Authority (Registered Cars); Series 1993, Sewer RB (INS-NATL/FGIC) (c)(e)	9.22%	09/19/19	2,350	2,721,770
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,450	1,394,378
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009 BB, RB	5.00%	09/01/34	1,750	1,733,113
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	652,598
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	2,045	2,191,054
New Jersey (State of) Health Care Facilities Financing Authority (St. Peter’s University Hospital Obligation); Series 2007, RB	5.75%	07/01/37	1,000	941,810
New Jersey (State of) Higher Education Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,009,690
New Jersey (State of) Housing & Mortgage Finance Agency (Single Family Housing); Series 2008 X, RB (a)	5.10%	10/01/23	4,025	3,987,487
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/28	2,825	3,006,647
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (j)	6.50%	01/01/16	2,725	3,088,460
Series 1991 C, RB (INS-NATL/IBC/BNY) (e)	6.50%	01/01/16	565	667,107
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,550	1,514,904

				22,909,018

New Mexico—0.63%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (b)(c)	5.20%	06/01/20	1,000	963,550
Series 2010 C, Ref. PCR	5.90%	06/01/40	1,950	1,865,097
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2008 A, Hospital RB (g)	6.38%	08/01/32	1,000	1,075,400

				3,904,047

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—5.18%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, RB (f)	0.00%	07/15/35	$5,000	$962,150
Series 2009, RB	6.25%	07/15/40	1,280	1,293,325
Series 2009, RB	6.38%	07/15/43	530	538,379
Long Island Power Authority; Series 2008 A, Electric System RB	6.00%	05/01/33	5,000	5,344,000
New York (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty IDR	6.25%	03/01/15	3,000	2,958,630
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility IDR (INS-ACA) (e)	5.25%	11/01/37	2,500	2,320,250
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	2,000	2,029,420
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB (a)(c)	11.92%	07/01/26	3,000	3,007,140
New York (State of) Energy Research & Development Authority; Series 1993, RB (c)	11.69%	04/01/20	2,500	2,591,000
New York (State of) Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Clean Water & Drinking RB	5.00%	06/15/21	1,545	1,660,736
New York (State of) Thruway Authority; Series 2009 A, Transportation Personal Income Tax RB (g)	5.00%	03/15/28	2,000	2,063,000
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (Acquired 8/7/06, Cost $750,000) (d)	6.13%	02/15/19	750	8
Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Fourth); Series 2006, RB (g)	5.00%	10/01/35	6,000	5,978,400
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Project RB	6.00%	12/01/42	1,500	1,489,785

				32,236,223

North Carolina—0.48%
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. Health Care Facilities RB	5.10%	10/01/30	1,100	945,252
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, Retirement Facilities RB	5.63%	10/01/27	1,000	915,190
North Carolina (State of) Medical Care Commission (WakeMed Health & Hospitals); Series 2009 A, Health Care Facilities RB (INS-AGL) (e)	5.63%	10/01/38	1,100	1,113,585

				2,974,027

North Dakota—0.43%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Sr. Housing RB	5.20%	12/01/26	1,000	829,650
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	934,030
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facility RB	5.13%	07/01/29	1,000	909,250

				2,672,930

Ohio—4.86%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	3,340	2,708,005
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	443,840
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	3,871,820
Lorain (County of) Series 2006, Catholic Hospital Facilities RB (INS-AGL) (e)	5.00%	02/01/24	4,810	4,857,812
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (b)(c)	5.80%	12/01/19	3,000	3,038,130
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,850	3,028,011
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	4,000	4,159,720
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(e)(g)	5.30%	09/01/28	2,239	2,244,127
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(e)(g)	5.40%	03/01/33	2,467	2,447,905
Ohio (State of) State Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (a)	5.15%	07/15/15	1,750	1,764,875
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	1,000	1,092,400
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB (d)	6.10%	11/01/22	$1,000	$599,540

				30,256,185

Oklahoma—1.04%
Chickasaw Nation; Series 2007, Health System RB (i)	6.25%	12/01/32	1,050	1,080,261
Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (e)	5.00%	06/01/21	1,340	1,457,116
Series 2008 A, RB (INS-BHAC) (e)	5.00%	06/01/22	1,340	1,442,148
Series 2008 A, RB (INS-BHAC) (e)	5.00%	06/01/23	2,275	2,423,285
Oklahoma (State of) Housing Finance Agency; Series 1991 B, Mortgage Single Family RB (INS-GNMA) (a)(e)	8.00%	08/01/18	90	91,860

				6,494,670

Oregon—0.24%
Oregon (State of) Warm Springs Reservation Confederated Tribes (Pelton Round Butte); Series 2009 B, Hydroelectric Tribal Economic Development RB (i)	6.38%	11/01/33	1,500	1,499,940

Pennsylvania—0.99%
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (b)(c)	5.00%	06/01/12	1,750	1,827,472
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. Turnpike RB (INS-AGL) (e)	5.00%	06/01/39	1,850	1,758,480
Series 2010 B 2, Sub. RB (h)	5.75%	12/01/28	2,150	1,606,803
Series 2010 B 2, Sub. RB (h)	6.00%	12/01/34	1,300	967,200

				6,159,955

Puerto Rico—1.73%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, Power RB	5.25%	07/01/33	2,000	1,889,100
Series 2010 CCC, Power RB	5.25%	07/01/27	2,000	1,984,740
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	2,200	2,120,624
Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	2,000	1,961,700
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	3,000	2,834,430

				10,790,594

Rhode Island—0.28%
Rhode Island (State of) Economic Development Corp.; Series 2008 A, Airport RB (INS-AGL) (a)(e)	5.25%	07/01/28	1,810	1,754,614

South Carolina—1.79%
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	1,776,500
Piedmont (City of) Municipal Power Agency; Series 2008 A 2, Electric RB	5.00%	01/01/24	2,000	2,023,540
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGL) (e)	5.00%	02/01/19	1,000	1,075,610
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGL) (e)	5.38%	02/01/29	2,000	2,026,060
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	952,860
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	403,020
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	1,000	806,970
South Carolina (State of) State Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,087,380

				11,151,940

Tennessee—0.99%
Chattanooga (City of) Health Educational & Housing Facilities Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	885,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—(continued)
Elizabethon (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement Hospital RB (b)(j)	7.75%	07/01/12	$4,000	$4,396,120
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	897,960

				6,179,080

Texas—9.54%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (a)	4.85%	04/01/21	3,615	3,565,402
Angelina & Neches River Authority (Aspen Power LLC); Series 2007 A, Industrial Development Corp. Environmental RB (a)	6.50%	11/01/29	440	249,181
Bexar (County of) Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (j)	7.00%	05/01/21	500	656,470
Brazoria (County of) Brazos River Harbor Navigation (The Dow Chemical Co.); Series 2002 A 4, Environmental Facilities RB (a)(b)(c)	5.95%	05/15/18	1,100	1,043,328
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	1,910,440
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement Airport RB (INS-BHAC/FGIC) (a)(e)	5.50%	11/01/31	5,000	4,893,450
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	5.75%	11/01/18	500	501,600
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	6.00%	11/01/23	1,000	1,003,400
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	1,000	1,090,940
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	987,400
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	1,000	979,530
Hopkins (County of) Hospital District; Series 2008, Hospital RB	5.50%	02/15/23	1,805	1,647,965
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/37	1,250	1,093,762
McLennan (County of) Public Facility Corp.; Series 2009, Project RB	6.63%	06/01/35	3,000	3,183,480
Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (a)(b)(c)	6.00%	08/01/13	2,000	2,123,220
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	1,000	963,980
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,124,180
Series 2008 F, Ref. Toll Second Tier System RB	6.13%	01/01/31	4,000	4,035,040
Series 2008 L 2, Ref. First Tier System RB (b)(c)	6.00%	01/01/13	2,000	2,163,660
Tarrant (County of) Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS-AGL) (e)	5.75%	07/01/18	3,250	3,484,390
Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligation); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	1,940,060
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	1,750	1,505,105
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	521,515
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,592,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	1,925,198
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,245,900
Tarrant (County of) Educational Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B 2, Retirement Facility RB	6.50%	02/15/14	2,000	1,994,240
Texas (State of) (Transportation Commission-Mobility Fund); Series 2008, Unlimited Tax GO Bonds (g)	5.00%	04/01/28	4,000	4,148,600
Texas (State of) Department of Housing & Community Affairs Series 1992 C 2, Regular Residual Interest Home Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(c)(e)	12.89%	07/02/24	575	637,227
Texas (State of) Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,016,660
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,159,460

				59,386,783

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—0.51%
Salt Lake City (City of) (Intermountain Healthcare Hospitals, Inc.); Series 1992, Indexed Inverse Floating Rate Hospital RB	6.15%	02/15/12	$1,300	$1,340,118
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	507,558
Utah (State of) Housing Corp.; Series 2008 C 1, Class III, Single Family Mortgage RB (a)	5.70%	07/01/28	1,330	1,353,076

				3,200,752

Vermont—0.13%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	801,390

Virgin Islands—0.27%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,700	1,658,299

Virginia—1.10%
Lexington (City of) Industrial Development Authority (Kendall at Lexington); Series 2007 A, Residential Care Facilities Mortgage IDR	5.50%	01/01/37	1,300	1,045,707
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	1,000	911,500
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB (i)	8.00%	07/01/19	1,000	1,024,900
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility IDR	7.50%	07/01/29	2,000	2,209,800
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,634	1,636,435

				6,828,342

Washington—2.92%
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,027,740
Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	950	837,748
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,254,680
Washington (State of) (Motor Vehicle Fuel); Series 2010 B, Unlimited Tax GO Bonds (g)	5.00%	08/01/30	9,000	9,198,090
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2004 A, RB (INS-AGM) (e)	5.25%	08/15/28	1,000	1,007,740
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, RB	5.63%	10/01/40	1,500	1,402,590
Washington (State of) Higher Education Facilities Authority (Whitworth University); 2009, RB	5.38%	10/01/29	1,500	1,416,120
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (i)	6.00%	01/01/27	1,100	1,023,077

				18,167,785

West Virginia—0.30%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (a)	5.50%	10/15/37	1,000	893,470
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Tax Allocation RB	5.85%	06/01/34	250	216,340
Pleasants (County of) (County Commission Allegheny); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	762,694

				1,872,504

Wisconsin—3.88%
Superior (City of) (Superior Water, Light & Power); Series 2007 A, Ref. Collateralized Utility RB (a)	5.38%	11/01/21	2,000	2,006,080
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	1,050,987
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	525,640
Series 2009, RB	6.63%	02/15/39	1,000	1,054,740
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center); Series 2006 A, RB	5.65%	06/01/26	$1,945	$1,631,797
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.25%	09/15/29	1,000	1,013,680
Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB (a)(g)	5.13%	09/01/28	6,000	5,734,260
Series 2007 C, Home Ownership RB (a)(g)	5.20%	03/01/38	380	348,008
Series 2008 A, Home Ownership RB (a)	5.30%	09/01/23	8,125	8,330,562
Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	2,355	2,485,844

				24,181,598

Wyoming—1.21%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facility RB	5.75%	07/15/39	4,000	4,172,440
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,403,872
Wyoming (State of) Municipal Power Agency; Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	940,260

				7,516,572

TOTAL INVESTMENTS(k)—107.39% (Cost $683,616,408)				668,531,965

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(8.82)%
Notes with interest rates ranging from 0.34% to 0.48% at 12/31/2010 and contractual maturities of collateral ranging from 05/01/23 to 04/01/39 (See Note 1(F)) (l)				(54,905,000)

OTHER ASSETS LESS LIABILITIES—1.43%				8,889,626

NET ASSETS—100.00%				$622,516,591

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGL	— Assured Guaranty Ltd.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
BNY	— Bank of New York
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— International Bancshares Corp.
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
SYNCORA	— Syncora Guarantee, Inc.
TEMPS	— Tax-Exempt Mandatory Paydown Securities
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2010.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at December 31, 2010 was $6,292,213, which represented 1.01% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Capital appreciation bond.

(g)	Underlying security related to inverse floaters entered into by the Fund See Note 1(F).

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2010 was $10,327,123, which represented 1.66% of the Fund’s Net Assets.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	6.53%

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at December 31, 2010. At December 31, 2010, the Fund’s investments with a value of $87,177,350 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $54,905,000 in the floating rate note obligations outstanding at that date.

(m)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Municipal Income Fund

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of
Invesco Van Kampen Municipal Income Fund

the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$-0-	$668,531,965	$-0-	$668,531,965
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended December 31, 2010 was $25,595,497 and $41,848,498, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,534,576

Aggregate unrealized (depreciation) of investment securities	(35,405,200)

Net unrealized appreciation (depreciation) of investment securities	$(14,870,624)

Cost of investments for tax purposes is $683,402,589.
Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-NYTFI-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—102.14%

New York—94.68%
Albany Industrial Development Agency (Albany College Pharmacy); Series 2004 A, Civic Facility IDR	5.63%	12/01/34	$1,290	$1,232,053
Albany Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility IDR	5.00%	07/01/31	1,000	915,990
Albany Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility IDR	5.75%	11/15/27	400	393,192
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, RB (a)	0.00%	07/15/34	2,175	457,925
Series 2009, RB	6.25%	07/15/40	275	277,863
Series 2009, RB	6.38%	07/15/43	275	279,348
Chautauqua (County of) Industrial Development Agency (NRG — Dunkirk Power); Series 2009, Exempt Facility IDR	5.88%	04/01/42	890	861,849
Dutchess (County of) Industrial Development Agency (Elant Fishkill, Inc.); Series 2007 A, Civic Facility IDR	5.25%	01/01/37	365	260,749
East Rochester (City of) Housing Authority (Senior Living Woodland Village); Series 2006, Ref. RB	5.50%	08/01/33	1,000	807,830
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. IDR (b)	5.20%	12/01/23	600	557,244
Hempstead (Town of) Industrial Development Agency (Adelphi University); Series 2002, Civic Facility IDR	5.75%	06/01/22	1,250	1,276,825
Hempstead (Town of) Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	795	802,982
Islip Resource Recovery Agency (1985 Facility); Series 2004 E, Resource Recovery RB (INS-AGM) (b)(c)	5.75%	07/01/22	1,290	1,334,595
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility IDR	6.00%	07/01/30	1,000	877,180
Long Island Power Authority;
Series 2008 A, Electric System RB (INS-BHAC) (c)	5.50%	05/01/33	355	365,973
Series 2009 A, Electric System RB	5.00%	04/01/23	700	727,916
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, Civic Facility IDR (INS-AMBAC) (c)	5.00%	07/01/35	750	750,450
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Federal RB	5.00%	11/15/34	1,000	1,000,650
Montgomery (County of) Industrial Development Agency (HFM Boces); Series 2005 A, Lease IDR (INS-SYNCORA) (c)	5.00%	07/01/34	1,320	1,102,543
Nassau (County of) (General Improvement); Series 2009 C, Unlimited Tax GO Bonds (INS — AGL) (c)	5.00%	10/01/27	750	781,507
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement IDR	6.70%	01/01/43	1,250	1,153,300
New York (City of) Health & Hospital Corp. (Health System);
Series 2002 A, RB (d)(h)	5.50%	02/15/12	500	527,505
Series 2010 A, RB	5.00%	02/15/30	710	707,366
New York (City of) Housing Development Corp.;
Series 2005 K, Multifamily Housing RB (b)	5.00%	11/01/37	1,000	923,630
Series 2007 B1, Multifamily Housing RB (b)	5.15%	11/01/37	2,000	1,904,940
Series 2007 E1, Multifamily Housing RB (b)	5.35%	11/01/37	750	731,175
New York (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty IDR	6.25%	03/01/15	500	493,105
New York (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty IDR	5.00%	09/01/35	890	743,996
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility IDR	5.00%	05/01/25	$1,000	$1,012,850
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility IDR (INS-ACA) (c)	5.25%	11/01/37	1,000	928,100
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, Pilot IDR (INS-AGL) (c)	6.50%	01/01/46	1,000	1,061,700
New York (City of) Industrial Development Agency (Royal Charter Presbyerian) Series 2001, Facility IDR (INS-AGM) (c)	5.38%	12/15/16	1,405	1,488,907
New York (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility IDR	6.38%	07/01/31	715	713,949
New York (City of) Industrial Development Agency (Terminal One Group Association); Series 2005, Special Facility IDR (b)(e)	5.50%	01/01/20	2,000	2,052,640
New York (City of) Municipal Water Finance Authority (Water & Sewer); Series 2005 D, Water & Sewer System RB (f)	5.00%	06/15/37	4,000	3,973,760
New York (City of) Municipal Water Finance Authority (Water and Sewer); Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,000	1,043,570
New York (City of) Transitional Finance Authority;
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	500	520,145
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	500	542,335
Series 2009 S-3, Building Aid RB	5.25%	01/15/27	1,560	1,621,620
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	500	507,355
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Cultural Resources Ref. RB (INS-NATL) (c)(f)	5.00%	07/01/44	960	945,418
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	500	479,335
New York (City of);
Series 1993 A-7, Sub, Unlimited Tax GO Bonds (LOC-JP Morgan Chase Bank) (e)(g)(h)	0.26%	01/25/11	1,000	1,000,000
Series 2008 F1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,000	1,053,080
New York (State of ) Dormitory Authority (State University Dorm Facility); Series 2008 A, State Supported Debt Lease RB	5.00%	07/01/25	1,000	1,028,320
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (INS-SYNCORA) (c)	5.38%	07/01/23	1,000	1,026,180
New York (State of) Dormitory Authority (Catholic Health Long Island — Obligation Group); Series 2004, RB	5.00%	07/01/27	1,000	957,730
New York (State of) Dormitory Authority (City University Systems Consolidation); Series 1996 B, RB	6.00%	07/01/14	690	743,558
New York (State of) Dormitory Authority (City University); Series 1993 D, Ref. Special Obligation Bond (INS-AGM) (c)	5.75%	07/01/12	585	604,872
New York (State of) Dormitory Authority (Education); Series 2008 B, Personal Income Tax RB	5.75%	03/15/36	1,000	1,069,680
New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL/FGIC) (c)	5.25%	07/01/28	545	524,775
New York (State of) Dormitory Authority (Long Island Jewish); Series 2006 A, Non State Supported Debt RB	5.00%	11/01/26	1,000	981,910
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-RADIAN) (c)	5.00%	07/01/41	750	630,960
New York (State of) Dormitory Authority (Manhattan Marymount); Series 2009, Non State Supported Debt RB	5.25%	07/01/29	500	476,405
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer Center); Series 1998 C, RB (INS-NATL) (c)	5.50%	07/01/23	1,250	1,383,412
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (c)	5.00%	02/15/27	500	506,280
New York (State of) Dormitory Authority (Mental Health Services Facility); Series 2008 C, RB (INS-AGM) (b)(c)	5.25%	02/15/28	2,000	1,899,140
New York (State of) Dormitory Authority (Miriam Osborn Memorial Home); Series 2000 B, RB (INS-ACA) (c)	6.38%	07/01/29	1,200	1,173,900
New York (State of) Dormitory Authority (Mount Sinai School of Medicine); Series 2009, Non State Supported Debt RB	5.13%	07/01/39	1,250	1,172,687
New York (State of) Dormitory Authority (New York City Issue); Series 2005 A, Court Facility Lease Non State Supported Debt RB (INS-AMBAC) (c)	5.50%	05/15/30	1,500	1,530,465
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS — BHAC/AMBAC) (c)	5.50%	07/01/31	$390	$419,578
Series 2008 C, Non State Supported Debt RB	5.00%	07/01/38	1,000	1,000,930
New York (State of) Dormitory Authority (North Shore Long Island Jewish); Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	750	750,930
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.50%	12/01/21	1,000	1,020,980
New York (State of) Dormitory Authority (Providence Rest); Series 2005, Non State Supported Debt RB (INS-ACA) (c)	5.25%	07/01/25	2,000	1,504,720
New York (State of) Dormitory Authority (Rehab Association); Series 2001 A, RB (INS-AMBAC) (c)	5.50%	07/01/15	1,040	1,081,610
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	750	736,380
New York (State of) Dormitory Authority (School District Building Financing Program); Series 2008 C, Non State Supported Debt RB	7.50%	04/01/39	2,000	2,288,760
New York (State of) Dormitory Authority (School District Financial Program); Series 2009 C, Non State Supported Debt RB (INS — AGL) (c)	5.00%	10/01/24	1,000	1,044,600
New York (State of) Dormitory Authority (St Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	500	490,100
New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	720	726,091
New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	535	525,835
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Company); Series 1991 B, Registered Residual Interest Gas Facility RB (b)(e)	13.04%	07/01/26	500	501,190
New York (State of) Environmental Facilities Corp.; Series 2010 C, RB	5.00%	10/15/39	750	761,925
New York (State of) Thruway Authority; Series 2008 B, Second General Highway and Bridge Trust Fund RB	5.00%	04/01/25	1,000	1,035,320
New York (State of) Urban Development Corp. (Correctional Facility); Series 1994 A, Ref. RB	5.50%	01/01/14	355	373,886
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Second Priority Liberty Ref. RB	6.38%	07/15/49	715	735,385
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (Acquired 08/07/06, Cost $750,000) (i)	6.13%	02/15/19	750	8
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, IDR	5.88%	12/01/29	570	521,892
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	625	607,444
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Project RB	6.00%	12/01/42	500	496,595
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 1997, Special Project RB (INS-NATL) (b)(c)	5.75%	12/01/22	2,000	1,991,540
Rensselaer (County of) Industrial Development Agency (Franciscan Heights); Series 2004 A, IDR (INS-SONYMA)(LOC-JP Morgan Chase Bank) (b)(c)(g)	5.38%	12/01/36	1,000	926,310
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (b)(c)	5.00%	12/15/23	1,000	981,200
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (b)(e)(h)(j)	6.63%	10/01/13	500	498,805
Suffolk (County of) Economic Development Corp. (Peconic Landing Southold); Series 2010, Ref. RB	6.00%	12/01/40	270	256,014
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility IDR (j)	5.38%	01/01/27	1,325	1,035,169
Suffolk (County of) Industrial Development Agency (Family Service League); Series 2004, Civic Facility IDR (LOC-Fleet National Bank) (g)	5.00%	11/01/34	825	753,670
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage IDR	7.38%	03/01/21	250	244,475
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility IDR	5.00%	07/01/37	250	252,353
Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	750	728,910
TSASC, Inc., Tobacco Settlement; Series 2006-1, RB	5.13%	06/01/42	1,500	1,110,075
Ulster (County of) Resource Recovery Agency Series 2002, Ref. Solid Waste System RB (INS-AMBAC) (c)	5.25%	03/01/18	1,000	1,062,490
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
United Nations Development Corp. Series 2009 A, Ref. RB	5.00%	07/01/25	$1,000	$1,024,340
Upper Mohawk Valley Regional Water Finance Authority Series 2000, Unrefunded Balance RB (INS-AMBAC) (c)	5.75%	04/01/20	160	161,602
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, IDR	5.75%	08/01/28	290	252,584
Warren & Washington (County of) Industrial Development Agency (Glens Falls Hospital); Series 2003 A, Civic Facility IDR (INS-AGM) (c)	5.00%	12/01/35	1,000	948,790
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind); Series 2004, Civic Facility IDR	5.38%	08/01/24	1,000	979,120
Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Mortgage IDR	6.38%	01/01/24	500	482,145
Westchester (County of) Tobacco Asset Securitization; Series 2005, RB	5.13%	06/01/45	1,500	1,076,580
Yonkers (City of) Economic Development Corp. (Charter School of Educational Excellence) Series 2010 A, Educational RB	6.25%	10/15/40	1,000	912,310

				89,207,360

Guam—1.89%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,219,800
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	330	303,573
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	265	254,130

				1,777,503

Puerto Rico—3.45%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, Power RB	5.25%	07/01/33	500	472,275
Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,065,350
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (c)	5.50%	07/01/27	400	395,728
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	315	303,635
Series 2010 A, Sales Tax, RB (a)	0.00%	08/01/34	2,500	540,600
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	500	472,405

				3,249,993

Virgin Islands—2.12%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,000	1,011,840
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	500	521,630
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien/Working Capital RB	5.00%	10/01/29	500	467,605

				2,001,075

TOTAL INVESTMENTS (k) —102.14% (Cost $99,440,153)				96,235,931

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(3.47)%
Notes with interest rates ranging from 0.34% to 0.37% at 12/31/10 and contractual maturities of collateral ranging from 06/15/37 to 07/01/44 (See Note 1(F))(l)				(3,270,000)

OTHER ASSETS LESS LIABILITIES—1.33%				1,256,138

NET ASSETS—100.00%				$94,222,069

Investment Abbreviations:

ACA	—	American Capital Access Financial Guaranty Corp.

AGL	—	Assured Guaranty Ltd.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BHAC	—	Berkshire Hathaway Assurance Corp.

FGIC	—	Financial Guaranty Insurance Co.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corp.

RADIAN	—	Radian Asset Assurance

RB	—	Revenue Bonds

Ref.	—	Refunding

SONYMA	—	State of New York Mortgage Agency

SYNCORA	—	Syncora Guaranteed Limited

Sr.	—	Senior

Sub.	—	Subordinated

Notes to Schedule of Investments:

(a)	Capital appreciation bond.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2010.

(f)	Underlying security related to inverse floater entered into by the Fund (See Note 1F).

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at December 31, 2010 represented 0.00% of the Fund’s Net Assets.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2010 was $1,533,974, which represented 1.63% of the Fund’s Net Assets.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.20%
American Municipal Bond Assurance Corp.*	6.77%
National Public Finance Guarantee Corp.	5.14%

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect on December 31, 2010. At December 31, 2010, the Fund’s investments with a value of $4,919,178 are held by the Dealer Trusts and serve as collateral for the $3,270,000 in floating rate note and dealer trust obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

Schedule of Investments
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or
Invesco Van Kampen New York Tax Free Income Fund

securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the period ended December 31, 2010, there were no significant transfers between levels.
Invesco Van Kampen New York Tax Free Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Securities	$-0-	$96,235,931	$-0-	$96,235,931
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended December 31, 2010 was $6,238,860 and $8,781,198, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,077,258

Aggregate unrealized (depreciation) of investment securities	(5,139,952)

Net unrealized (depreciation) of investment securities	$(3,062,694)

Cost of investments for tax purposes is $99,298,625.
NOTE 4 — Significant Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco New York Tax-Free Income Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen New York Tax Free Income Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	March 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	March 1, 2011

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	March 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.